Filed with the Securities and Exchange Commission on August 25, 2025

1933 Act Registration File No. 333-200168

1940 Act Registration File No. 811-23011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	66	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	69	[	X	]

(Check Appropriate Box or Boxes)

THE RBB FUND TRUST

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund Trust	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tweedy, Browne

Prospectus

TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF

(NYSE TICKER: ICPY)

A SERIES OF THE RBB FUND TRUST

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

August 25, 2025

TABLE OF CONTENTS

Summary Section – Tweedy, Browne International Insider + Value ETF	1
Additional Information about the Fund	11
Management of the Fund	23
How to Buy and Sell Shares	25
Dividends, Distributions, and Taxes	27
Distribution	31
Additional Considerations	31
Financial Highlights	34
For More Information	35

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Tweedy, Browne International Insider + Value ETF (the “Fund”) or The RBB Fund Trust (the “Trust”). This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

Tweedy, Browne International Insider + Value ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Tweedy, Browne International Insider + Value ETF (the “Fund”) is long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee:	0.80%
Other Expenses(1):	None
Total Annual Fund Operating Expenses:	0.80%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$82	$255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) believes are undervalued, and where either the company’s “insiders” have been actively purchasing the company’s equity securities and/or the company is conducting “opportunistic share buybacks.” For the purposes of the 80% policy, the Adviser considers a company’s “insiders” to be corporate officers, such as the Chairman, Chief Executive Officer, President, Chief Financial Officer, Treasurer, and/or directors, or controlling shareholders, who would typically own 10% or more of the company's outstanding shares, and the Adviser principally intends to determine whether such insiders are “actively” purchasing a company’s equity securities at a price that is less than the Adviser’s view of such securities’ intrinsic value by reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information of foreign companies. The Adviser defines an “opportunistic share buyback” as a company’s publicly announced program or offer to repurchase equity securities of which it is the issuer at a price less than the Adviser’s view of such securities’ intrinsic value, or which is effective during a period in which the price the company would pay in the market for such securities is less than the Adviser’s view of such securities’ intrinsic value. Up to 20% of the Fund’s net assets may be invested in U.S. companies.

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In general, the Adviser considers an insider to be “actively purchasing” his or her own company shares if an insider transaction purchase amount is deemed by the Adviser meaningful, significant, and opportunistic for the particular insider rather than cursory and routine, or required by the insider's employee compensation plan. For instance, if an insider’s purchase signals that the insider is opportunistically buying their own company’s stock with the expectation that the stock will increase in value, the Adviser is likely to deem the transaction an active purchase by that insider of the company’s securities.

While there is no minimum percentage ownership threshold that would require a company with an insider purchase transaction to be eliminated from consideration as a possible investment candidate, generally an insider transaction amount of $100,000 is considered meaningful and opportunistic (depending on the insider’s net worth). Ultimately, the determination that an insider has or has not actively purchased a company’s shares is a proprietary judgment made by the Adviser based on its investment analysis.

The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.

Equity securities in which the Fund will invest include common stock, preferred stock, and depositary receipts. The Adviser uses a largely quantitative, decision-rule based investment process to identify companies across a broad cross-section of market capitalizations that it believes are undervalued and where company “insiders” have been actively purchasing the company’s equity securities or where the company has announced an equity security buyback program or offer that reflects, or could be executed at, a price lower than the Adviser’s view of such securities’ intrinsic value. The Adviser’s determination that a stock is undervalued is a judgment call that is informed by the analysis of numerous investment characteristics, including: (i) the nature and context of the insider purchase transaction itself, (ii) comparisons to other publicly traded companies and other peer companies, and (iii) valuation ratios, such as price-to-earnings ratio, dividend yield, and the relationship between a company's stock price and its book value.

The investment universe from which the Adviser makes its selections consists of companies in the Europe, the United Kingdom, and Asia, among others, and may include emerging markets. The Adviser considers “emerging markets” to include countries in the MSCI Emerging Markets Index or countries that the Adviser considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

The Adviser may seek to reduce currency risk by hedging its foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts), where practicable. The Fund may also invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), or Non-Voting Depositary Receipts (“NVDRs”). By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.

The Adviser uses additional filtering criteria for investment decisions including a required minimum average daily trading volume (liquidity factor) for each security, a minimum amount of insider “free will” purchases (i.e., a stock purchase by an insider that is not required by the insider’s employee compensation plan), a qualifying proprietary multi-factor Tweedy, Browne “Value” score and/or Tweedy, Browne “Total” score, which as of April 30 , 2025, includes a total of 33 scored data items, and a market price for the security that is at or around the price paid by the insider or the prices paid by the particular company in opportunistic share buybacks. The Tweedy, Browne “Value” and “Total” scores are based on a multi-factor proprietary model that has been informed by empirical research conducted by the Adviser, as well as information and data derived from external sources.

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The Adviser’s strategy seeks diversification by issue, industry, country and market capitalization, and generally targets position sizes for individual securities that, at the time of the initial investment, are no more than 3% of the Fund’s total assets. The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Initially, the Fund expects to be significantly invested in the financial services sector.

The Adviser utilizes a proprietary systematic buy and sell discipline that seeks continuous refreshment of the Fund as new ideas present themselves. The Adviser’s approach includes use of a proprietary, computer-based quantitative multifactor comparison system, together with qualitative value analysis. The Adviser’s quantitative investment decision aid serves as a tool to aid in both buy and sell decisions by performing filtering and multifactor scoring of companies throughout the world in which an insider purchase transaction(s) has recently been reported. This system produces multifactor score comparisons between existing portfolio companies and prospective new investment opportunities. This comparison generally aids the Adviser in making investment purchase and sale decisions, with higher scoring stocks more likely to be bought and held, and lower scoring stocks more likely to be sold. A sell decision could be influenced by new information, both favorable and unfavorable, since the date of initial purchase by the Fund. Examples of new information include earnings reports, new insider purchase or sale transactions, a new stock buyback program, a sale of newly issued shares by a company, a large debt paydown, an increase in the dividend, a new acquisition resulting in a significant increase in the company's debt, or a proposal to acquire the company, among others.

The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Principal Investment Risks

The value of the Fund’s investments may decrease, which will cause the value of the Shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund's principal risks are summarized below, and are considered “principal risks” of investing in the Fund, regardless of the order in which it appears. The following are the principal risks that could affect the value of your investment:

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●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

●	Value Investing Risk. Value investing involves buying stocks that are out of favor and/or viewed as undervalued by the Adviser in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

●	Equity Security Risk. The Fund will invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

●	Strategy Risk. The Adviser’s value strategy for managing the Fund relies on a largely quantitative, decision-rule based investment process that, among other things described above under “Principal Investment Strategies,” takes into account observed data regarding purchases in the market by a company and/or its insiders. The Adviser’s quantitative and decision-rule based approach for this strategy is based on the Adviser’s own proprietary research. There is no guarantee that the equity securities the Fund purchases, or the price at which they are purchased, will represent a discount to such securities’ intrinsic value, or that the Adviser’s view of such securities’ intrinsic value will ever be realized. The nature of the value strategy that the Adviser implements for the Fund relies more on observed market data and observed behavior by market participants, than traditional in-depth fundamental value analysis of a company. This aspect of the Fund’s strategy may exacerbate the risk that securities the Fund purchases will turn out not to be undervalued or will not realize the Adviser’s view of such securities’ intrinsic value, all of which could result in you losing money on your investment in the Fund. Moreover, the publicly available data set of company or insider equity security purchases in the market may be incomplete, under-inclusive, or not timely, and these limitations may result in the Fund underperforming, losing money, or not performing to its full potential. The Adviser’s research and development of the Fund’s strategy is based on past performance and historical publicly available purchasing data, and there is no guarantee that past performance or trends will lead to positive future results.

●	Quantitative Investing Risk. To implement its investment strategy, the Adviser may require access to large amounts of financial data and other data supplied by various data providers. The inability to access large amounts of financial and other data from data providers could adversely affect the Adviser’s ability to use quantitative methods to select investments. The Adviser uses quantitative methods as part of its investment selection process for the Fund. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, changing sources of market returns, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues), among others. Any errors or imperfections in quantitative databases, historical financial databases, and historical databases with other information, analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

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●	Currency Hedging Risk. The Fund’s practice of hedging exposure to foreign currencies where practicable, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s foreign currency exposure.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, Sub-Adviser, custodian, transfer agent (the “Transfer Agent”), the Fund’s distributor (the “Distributor”), and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Depositary Receipts Risk. The Fund may purchase depositary receipts (ADRs, EDRs, GDRs, IDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

●	Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer.

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●	Derivatives Risk. The Fund may invest in derivative instruments, including forward currency exchange contracts, which may be leveraged and may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Additionally, the Fund intends to maintain its status as a “limited derivatives user” under Rule 18f-4 of the 1940 Act. If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

○	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○	Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s Shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s Shares and the underlying value of its Shares.

●	European Investments Risk. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

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●	Asian Investments Risk. The Fund invests in Asian securities. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

●	United Kingdom Investments Risk. Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the European Union single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

●	Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

●	Large-Cap Companies Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Micro-Cap, Small-Cap and Mid-Cap Companies Risk. Securities of companies with micro-, small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

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●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of the Trust may determine to liquidate the Fund.

●	Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments. The Fund may focus its portfolio investments in the following sector, among others:

○	Financial Services Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Buyback Strategy Risk. The Fund’s buyback strategy is based, in part, on the premise that stocks of companies that engage in share buyback purchases are often anticipated to perform well because they typically are a signal that a company’s management believes its shares are undervalued. This positive signal from management may cause the value of such shares to rise. There is no certainty that management of a company undertook a buyback strategy because it believes its stock is undervalued; a company could be using buybacks to increase their price to earnings or other ratios, to alleviate excessive dilution, as a defensive measure, or to cut their own capital expenditures, thereby potentially limiting future growth.

Performance Information

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.tweedyetfs.com.

Management

Investment Adviser and Sub-Adviser

Tweedy, Browne Company LLC serves as investment adviser to the Fund. Exchange Traded Concepts, LLC serves as the investment sub-adviser to the Fund and is responsible for certain activities, including the trading of portfolio securities.

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Investment Committee and Portfolio Managers

The Adviser’s management committee (the “Management Committee”) consists of Roger de Bree, Jay Hill, Thomas Shrager, John Spears, Jason Minard, and Robert Wyckoff, each of whom is a Managing Director. The Management Committee has overall responsibility for the conduct of the Adviser’s affairs. Roger de Bree, Jay Hill, Thomas Shrager, John Spears, Robert Wyckoff, Andrew Ewert, and Frank Hawrylak (each of whom is a Managing Director), act as the Adviser’s investment committee (the “Investment Committee”) and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio (each a “Portfolio Manager”). Mr. Spears has served on the Management Committee and Investment Committee since 1993. Mr. Shrager has served on the Investment Committee since 2003 and the Management Committee since 2008. Mr. Wyckoff has served on the Investment Committee since 2007 and the Management Committee since 2008. Mr. Hill has served on the Investment Committee since August 2013 and the Management Committee since January 2021. Mr. de Bree has been a member of the Investment Committee since August 2013 and the Management Committee since June 2024. Messrs. Hawrylak and Ewert have served on the Investment Committee since December 2014 and July 2022, respectively. Mr. Minard became a member of the Management Committee in June 2024, and is not a member of the firm’s Investment Committee.

Purchase and Sale of Shares

Shares are listed on the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at the Fund’s website at www.tweedyetfs.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 10,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Fund’s investment objective is long-term capital growth. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Policy Regarding Fund Names

The Fund has adopted a policy of investing at least 80% of its net assets in the type of securities stated in the section entitled “Summary Section – Principal Investment Strategies.” The term “net assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements. Investments and certain derivative instruments that provide exposure to the type of securities suggested by the Fund’s name may be used to satisfy the Fund’s 80% investment policy. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days written notice prior to any such change.

Additional Principal Risk Information

The value of the Fund’s investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.

An investment in the Fund is subject to the following principal risks.

●	Active Management Risk. The Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

●	Value Investing Risk. Investments in a fund which purchases value-oriented stocks as its guiding principle involve special risks. The Fund offers investors the opportunity to invest in a diversified portfolio of securities whose market prices may be well below the stocks’ intrinsic values at time of purchase.

The Adviser may be wrong in its assessment of a company’s value, and the stocks owned by the Fund may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer. There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

●	Equity Security Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Common stocks are generally exposed to greater risk that other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises.

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●	Common Stock Risk. Common stocks in which the Fund may invest are subject to market, economic and business risks that will cause their price to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. An investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company. Among these factors are adverse developments regarding the company’s business or management decisions, changes in the industry in which the company is engaged, and a reduction in the demand for a company’s products or services. In this regard, there is a risk that the judgments of the Adviser about the value and appreciation potential of particular securities will be incorrect. In addition, if a company becomes insolvent, owners of the company’s common stock will have the lowest priority among owners of that company’s different classes of securities as to the distribution of the company’s assets.

General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

The Fund’s NAV and investment return will fluctuate based upon changes in the value of its investments. There is no assurance that the Fund will realize its investment objective, and an investment in the Fund is not, by itself, a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, threatened or actual imposition of tariffs, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infections illness or other public health threats, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s performance.

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●	Strategy Risk. The Adviser’s value strategy for managing the Fund relies on a largely quantitative, decision-rule based investment process that, among other things described above under “Principal Investment Strategies,” takes into account observed data regarding purchases in the market by a company and/or its insiders. The Adviser’s quantitative and decision-rule based approach for this strategy is based on the Adviser’s own proprietary research. There is no guarantee that the equity securities the Fund purchases, or the price at which they are purchased, will represent a discount to such securities’ intrinsic value, or that the Adviser’s view of such securities’ intrinsic value will ever be realized. The nature of the value strategy that the Adviser implements for the Fund relies more on observed market data and observed behavior by market participants, than traditional in-depth fundamental value analysis of a company. This aspect of the Fund’s strategy may exacerbate the risk that securities the Fund purchases will turn out not to be undervalued or will not realize the Adviser’s view of such securities’ intrinsic value, all of which could result in you losing money on your investment in the Fund. Moreover, the publicly available data set of company or insider equity security purchases in the market may be incomplete, under-inclusive, or not timely, and these limitations may result in the Fund underperforming, losing money, or not performing to its full potential. The Adviser’s research and development of the Fund’s strategy is based on past performance and historical publicly available purchasing data, and there is no guarantee that past performance or trends will lead to positive future results.

●	Quantitative Investing Risk. The Adviser may use quantitative models, algorithms, methods or other similar techniques (“Quantitative Tools”) in managing the Fund, including to generate investment ideas, identify investment opportunities or as a component of its overall portfolio construction processes and investment selection or screening criteria. Quantitative Tools may also be used in connection with risk management and hedging processes. The value of securities selected using Quantitative Tools can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental or other similar means of analysis. The factors used in Quantitative Tools and the weight placed on those factors may not be predictive of a security’s value or a successful weighting. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the Quantitative Tools. Thus, the Fund is subject to the risk that any Quantitative Tools used will not be successful in, among other things, forecasting movements in industries, sectors or companies and/or in determining the size, direction and/or weighting of investment positions.

●	Currency Hedging Risk. The Fund’s practice of hedging exposure to foreign currencies, where practicable, , tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s foreign currency exposure.

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In a non-deliverable forward currency contract, the parties net their respective obligations based on the notional amount of the contract and the Fund will either pay or receive such net amount depending on the movement of the U.S. dollar relative to hedged currency.

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●	Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser and other service providers (including, but not limited to, the Fund’s accountant, custodian, Transfer Agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

●	Depositary Receipts Risk. The Fund may purchase depositary receipts, including ADRs, EDRs, GDRs, IDRs, and NVDRs to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.

However, ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. The information available for ADRs, EDRs, GDRs, IDRs, and NVDRs is subject to the accounting, auditing, and financial reporting standards of the market or exchange on which they are traded, and those standards may be more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities. Available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than would be the case if the receipts were sponsored by the issuers.

●	Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer. Preferred stock may be less liquid than many other types of securities, such as common stock.

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●	Derivatives Risk. The Fund may, but need not, use derivative contracts to seek to hedge against the possible adverse impact of changes in currency exchange rates in the market value of its securities or securities to be purchased. Examples of derivative contracts include: futures and options on currencies; forward foreign currency contracts; and currency swaps. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The Fund expects to qualify for the Limited Derivatives User Exception under Rule 18f-4.

The requirements of Rule 18f-4 may limit the Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

●	Forward Foreign Currency Contracts. The Fund is authorized to enter into forward foreign currency contracts. These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in an equity or fixed-income security of a foreign issuer (a “foreign security”), the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received (“transaction hedging”), or during the time the Fund holds the foreign security (“position hedging”). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions precludes the opportunity for gain if the value of the hedged currency should rise. The Fund will not speculate in forward currency contracts. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Fund against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates.

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●	Foreign Securities Risk. The Fund invests in the securities of foreign companies, including companies located in both developed and emerging market countries. The Fund’s investments in foreign companies may be made through the purchase of depositary receipts that represent indirect interests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates, more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. Securities of foreign issuers generally trade and thus may be purchased and sold by the Fund in foreign markets. The principal risks generally associated with foreign investing include the following: Country risk arises from political, social, economic, and other conditions that are unique to a particular country or region. These conditions may relate to the existence of less publicly available information, inferior regulatory oversight (for example, less demanding accounting, auditing, corporate governance, investor relations, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for comparable U.S. investments. Therefore, at times, it may be difficult to sell foreign securities at favorable prices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

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●	Emerging Markets Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. In the event of a default on an investment in a foreign debt obligation, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuer of that security. The Fund may also be subject to emerging markets risk to the extent that it invests in companies that are not domiciled in an emerging market but have customers, products, or transactions associated with emerging markets.

In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging and frontier market countries, which could negatively affect the Adviser's ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging and frontier markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

There are special risks associated with investments in China and Taiwan, which are generally considered emerging market countries. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Fund.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF's structure, the Fund is exposed to the following risks:

○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund's Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

○	Secondary Market Trading Risk. Although the Fund’s Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in the Fund’s Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of the Fund’s underlying holdings, which can be significantly less liquid than the Fund’s Shares. In addition, during periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

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○	Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s Shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s Shares and the underlying value of its Shares.

●	European Investments Risk. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

If one or more other countries were to withdraw from the EU, or if any country were to abandon the euro, those actions would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

●	Asian Investments Risk. The Fund invests in Asian securities. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. In addition, many Asia-Pacific countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

●	United Kingdom Investments Risk. Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the European Union single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector. Brexit has also led to legal uncertainty and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and European Union is defined and the U.K. determines which European Union laws to replace or replicate.

●	Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. While inflation and/or a more normalized interest rate environment relative to the past decade may create more opportunities for a value focused investment strategy, there can be no guarantee or certainty that any such opportunities will be captured or will be realized. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

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●	Large-Cap Companies Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Micro-Cap, Small- and Mid-Cap Companies Risk. The Fund may invest in micro-, small- and mid-cap companies. Micro-, small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Smaller-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

●	New Fund Risk. The Fund is a recently organized management investment company and has no operating history. There is a risk that the Fund will not grow or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders.

●	Buyback Strategy Risk. The Fund’s buyback strategy is based, in part, on the premise that stocks of companies that engage in share buyback purchases are often anticipated to perform well because they typically are a signal that a company’s management believes its shares are undervalued. This positive signal from management may cause the value of such shares to rise. There is no certainty that management of a company undertook a buyback strategy because it believes its stock is undervalued; a company could be using buybacks to increase their price to earnings or other ratios, to alleviate excessive dilution, as a defensive measure, or to cut their own capital expenditures, thereby potentially limiting future growth.

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may focus its portfolio investments in the following sector, among others:

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● Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even cease operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

Additional Information About Non-Principal Risks of the Fund

This section provides additional information regarding certain non-principal risks of investing in the Fund. The risk listed below could have a negative impact on the Fund’s performance and trading prices.

●	Costs of Buying or Selling Shares Risk. Investors buying or selling Shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Illiquid Investments Risk. The Fund invests primarily in publicly traded securities and do not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid. However, total return swaps entered into by the Fund may be illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

●	Legal and Regulatory Change Risk. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Fund could be substantial and adverse.

●	Over-the-Counter Investments Risk. Investments purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges. Securities traded in OTC markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. Although the Fund intends to enter into transactions only with counterparties which the Fund believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

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●	Valuation Risk. Some portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. Technological issues or other service disruption issues involving third-party service providers may cause the Fund to value its investments incorrectly. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

●	RIC Compliance Risk. The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Disclosure of Portfolio Holdings

The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through the Fund’s website located at www.tweedyetfs.com and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites. Additional information regarding the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUND

The Board is responsible for supervising the operations and affairs of the Fund.

Investment Adviser

The Adviser is a successor to Tweedy & Co., which was founded in 1920. The Adviser has been registered as an investment adviser since 1975 and is located at One Station Place, Stamford, CT 06902. As of March 31, 2025, the Adviser had approximately $7.0 billion in assets under management.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Fund pays a unitary management fee that is computed and paid monthly of 0.80% of the Fund's average daily net assets. From the unitary management fees, the Adviser pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

A discussion regarding the Board’s approval of the Advisory Agreement between the Adviser and the Trust on behalf of the Fund, including the factors the Board considered with respect to its approval, and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, will be available in the Fund’s first semi-annual or annual report.

The Adviser’s Investment Management Team and Portfolio Managers

The Adviser’s Management Committee, which consists of Jay Hill, Thomas Shrager, John Spears Robert Wyckoff, Roger de Bree, and Jason Minard, each of whom is a Managing Director, has overall responsibility for the conduct of the Adviser’s affairs. The members of the Adviser’s Investment Committee, which consists of Jay Hill, Thomas Shrager, John Spears, Robert Wyckoff, Roger de Bree, Andrew Ewert, and Frank H. Hawrylak, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio (each, a “Portfolio Manager”). Purchase and sale decisions for the Fund are made by a consensus of the available members of the Investment Committee.

The following is a brief biography of the Portfolio Managers, including positions held by each for the past five years:

John D. Spears has been with Tweedy, Browne since 1974 and is a Managing Director. He is also a member of the firm’s Investment and Management Committees, and Vice President of Tweedy, Browne Fund Inc. Additionally, he is a member of the Board of Managers of Haverford College. Previously, he had been in the investment business with Berger, Kent Associates; Davic Associates; and Hornblower & Weeks-Hemphill, Noyes & Co. Mr. Spears studied at the Babson Institute of Business Administration, Drexel Institute of Technology and the University of Pennsylvania – The Wharton School.

Thomas H. Shrager has been with Tweedy, Browne since 1989. He is a member of the firm’s Investment and Management Committees, and is the President and a Director of Tweedy, Browne Fund Inc. Previously he had worked in mergers and acquisitions at Bear Stearns, and as a consultant for Arthur D. Little. He received a B.A. and a Masters in International Affairs from Columbia University.

Robert Q. Wyckoff, Jr. has been with Tweedy, Browne since 1991 and is a Managing Director. He is also a member of the firm’s Investment and Management Committees, and is Chairman of the Board and Vice President of Tweedy, Browne Fund Inc., and a member of the Board of Directors of Tweedy, Browne Value Funds, domiciled in Luxembourg. Prior to joining the Adviser, he held positions with Bessemer Trust, C.J. Lawrence, J&W Seligman, and Stillrock Management. He received a B.A. from Washington & Lee University and a J.D. from the University of Florida School of Law.

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Roger R. de Bree has been with Tweedy, Browne since 2000. He is a Managing Director and a member of the Firm’s Management Committee and Investment Committee, as well as Treasurer of Tweedy, Browne Fund Inc. In 2011, he became an equity stakeholder in the Firm and a Managing Director in 2020. Roger was added to the Firm’s Management Committee in June of 2024. Before joining Tweedy, Browne, Roger worked at ABN AMRO Bank and MeesPierson Inc. He has an undergraduate degree in business administration from Nijenrode, the Netherlands School of Business in Breukelen, the Neterlands as well as a M.B.A. from IESE, University of Navarre in Barcelona, Spain.

Jay Hill, CFA has been with Tweedy, Browne since 2003. He is a Managing Director and a member of the firm’s Investment and Management Committees and has been an equity stakeholder in the firm since 2011. He is a holder of the CFA Institute Certificate in ESG Investing. Prior to joining Tweedy, Browne, Jay held positions with Banc of America Securities LLC, Credit Lyonnais Securities (USA) Inc., and Providence Capital, Inc. Jay received a B.B.A. from Texas Tech University.

Frank H. Hawrylak, CFA has been with Tweedy, Browne since 1986. He is a Managing Director and a member of the firm’s Investment Committee. In 2011, he became an equity stakeholder in the firm and a Managing Director in 2020. Prior to joining Tweedy, Browne, Frank worked in the investment department at Royal Insurance. Mr. Hawrylak received a B.S. from the University of Arizona and an M.B.A. from the University of Edinburgh, Scotland.

Andrew Ewert has been associated with the Adviser since 2016. He is a Managing Director of the Adviser and a member of its Investment Committee. Prior to joining the Adviser, he held positions at Equinox Partners, L.P., Ruane, Cunniff & Goldfarb Inc., MTS Health Partners, L.P., and Bear Stearns. Mr. Ewert holds a B.B.A. from Emory University and an M.B.A. from Columbia Business School.

The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of Shares of the Fund.

Investment Sub-Adviser

The Trust and the Adviser have received an exemptive order from the SEC with respect to the Fund that would permit the Adviser, without shareholder approval and subject to certain conditions, to terminate existing investment sub-advisers or hire new sub-advisers for the Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement has been approved by the Board and the Fund’s initial shareholder. Consequently, under the exemptive order, the Adviser would have the right to hire, terminate and replace sub-advisers when the Board and the Adviser feel that a change would benefit the Fund. The exemptive order will enable the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.

Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the investment sub-adviser to the Fund. The Sub-Adviser is an SEC-registered investment adviser formed in 2018 and is majority owned by Cottonwood ETF Holdings LLC. As of April 30, 2025, the Sub-Adviser had approximately $10.1 billion in assets under management.

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The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser (and not the Fund).

HOW TO BUY AND SELL SHARES

The Fund issues and redeems its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a participant agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on an Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for Shares as calculated by an information provider or market data vendor. The Fund is neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of the Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolios at a particular point in time. The IIV should not be viewed as a “real-time” update of the Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

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Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or losses. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund reserves the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable, securities will be fair valued by the Adviser, as the Fund’s valuation designee (the “Valuation Designee”), in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments. The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Taxes

The Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information about certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Such tax information does not represent a detailed description of the U.S. federal income tax consequences to you in light of your particular circumstances, including if you are subject to special tax treatment. Except where otherwise indicated, the discussion relates to investors who are “United States persons” (within the meaning of the Code) holding Shares as capital assets for U.S. federal income tax purposes (generally, for investment). You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares of the Fund is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income (as discussed below). Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares of the Fund. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met by both the Fund and the shareholder. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities, if any. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, provided holding period and other requirements are met by both the Fund and the shareholder. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, if any.

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If the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

The Fund may make distributions that are treated as a return of capital. Such distributions are generally not taxable but will reduce the basis of your Shares. To the extent that the amount of any such distribution exceeds the basis of your Shares, however, the excess will be treated as gain from a sale of the Shares.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares of the Fund).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold

For federal income tax purposes, any gain or loss realized upon a sale of Shares of the Fund generally is treated as a capital gain or loss and as a long-term capital gain or loss if those Shares have been held for more than 12 months or as a short-term capital gain or loss if those Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid or undistributed capital gains deemed paid with respect to such Shares of the Fund. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired (or the shareholder enters into a contract or option to acquire Shares of the Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

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IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares of the Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends or returns of capital) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements.

If the Fund were to retain any net capital gain and designate the retained amount as undistributed capital gains in a notice to shareholders, foreign shareholders would be required to file a U.S. federal income tax return in order to claim refunds of their portion of the tax paid by the Fund on deemed capital gain distributions.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares of the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on Capital Gain Dividends from the Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at regular U.S. rates in a manner similar to the income of a U.S. citizen or resident.

The Fund is generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. All foreign investors should consult their own tax advisors regarding the tax consequences to them, including in their country of residence, of an investment in the Fund.

Backup Withholding

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares of the Fund) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. A foreign investor can generally avoid such backup withholding by certifying his or her foreign status under penalties of perjury. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash, if any, paid for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

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The Trust on behalf of the Fund has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of the Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the Shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains). However, any loss realized upon a redemption of Creation Units will be disallowed to the extent Shares of the Fund are acquired (or the AP enters into a contract or option to acquire Shares of the Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the redemption. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind, which would generally not give rise to a taxable gain or loss for the Fund. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares of the Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of the Fund under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

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DISTRIBUTION

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 3 Canal Plaza, Suite 100, Portland, Maine 04101.

ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of the Fund available to their customers generally and in investment programs. The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of the Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.

Premium/Discount Information

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available, free of charge, on the Fund’s website at www.tweedyetfs.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

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Additional Information

The Fund enters into contractual arrangements with various parties, including among others the Fund’s investment adviser, who provide services to the Fund. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase Shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Shareholder Rights

The Fund’s Amended and Restated Agreement and Declaration of Trust and any amendments thereto (the “Declaration of Trust”) requires shareholders bringing a derivative action on behalf of the Fund to first make a pre-suit demand and also to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Board of Trustees determines not to bring such action. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to claims arising under the federal securities laws.

Duties of Trustees

The Fund’s Declaration of Trust provides that the Fund’s Trustees are subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if (i) the Trust were a Delaware corporation, (ii) the Fund’s shareholders were shareholders of such Delaware corporation, and (iii) the Trustees were directors of such Delaware corporation, and that such modified duties are instead of any fiduciary duties to which the Trustees would otherwise be subject. Without limiting the generality of the foregoing, all actions and omissions of the Trustees are evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. Notwithstanding the foregoing, the provisions of the Fund’s Declaration of Trust and its bylaws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, replace such other duties and liabilities of such Trustee. In addition, nothing in the Fund’s Declaration of Trust modifying, restricting or eliminating the duties or liabilities of Trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the Fund as it had not commenced operations prior to the date of this Prospectus.

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FOR MORE INFORMATION

For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports

Once available, additional information about the Fund’s investments will be included in the Fund’s annual and semiannual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recently completed fiscal year.

Statement of Additional Information

The SAI dated August 25, 2025 provides more details about the Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports. To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Fund:

By Internet

Go to the Fund’s website at www.tweedyetfs.com.

By Telephone

Call 1-800-617-0004 or your securities dealer.

From the SEC

Information about the Fund (including the SAI) and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Investment Company Act File Number 811-23011

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Tweedy, Browne International Insider + Value ETF

(NYSE Ticker: ICPY)

A series of The RBB Fund Trust

One Station Place

Stamford, Connecticut 06902

Statement of

Additional Information

Dated August 25, 2025

The Tweedy, Browne International Insider + Value ETF (the “Fund”) is a diversified series of The RBB Fund Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on August 29, 2014.

Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) serves as the investment adviser to the Fund, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Information about the Fund is set forth in the Prospectus dated August 25, 2025 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Fund’s Annual and Semi-Annual Reports, once available, please write to Tweedy, Browne Funds, P.O. Box 219252, Kansas City, MO 64121-9252, or call 1-800-617-0004. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund and the Trust, and it should be read in conjunction with the Prospectus.

 1

Table of Contents

Fund History	1
Investment Policies and Practices	1
Investment Restrictions	17
Exchange Listing and Trading	18
Management of the Trust	18
Code of Ethics	26
Principal Holders	26
Investment Advisory and Sub-Advisory Agreements	26
Portfolio Managers	27
Underwriter	28
Purchase and Redemption of Creation Units	28
Portfolio Holdings Information	32
Determination of Net Asset Value	32
Dividends, Distributions, and Taxes	33
Portfolio Transactions and Brokerage	34
Proxy Voting Procedures	35
Payments To Financial Intermediaries	35
General Information	36
Financial Statements	36
Appendix A	A-1
Appendix B	B-1

 2

FUND HISTORY

The RBB Fund Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on August 29, 2014. The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund) and separate classes of such series. Upon liquidation, shareholders of a series of the Trust are entitled to share pro rata in the net assets of such series available for distribution to shareholders. Expenses attributable to any series of the Trust are borne by that series.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value. Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular series. The Trust’s series may hold special meetings of shareholders to elect or remove Trustees of the Trust, change fundamental policies, approve a management contract, or for other purposes. The Trust’s series will mail proxy materials in advance of a shareholder meeting, including a proxy and information about the proposals to be voted on. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Fund shares do not have cumulative voting rights or any preemptive or conversion rights. The Trust does not normally hold annual meetings of shareholders. This SAI pertains to the shares representing interests in the Fund.

The Fund’s investment objective is long-term capital growth.

The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”).  The Fund also generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”).  The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ NAVs.  The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.  A Creation Unit of the Fund generally consists of at least 10,000 shares.

Shares of the Fund may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below).  The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”).  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.  The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

The Fund is an actively-managed exchange-traded fund (“ETF”).

INVESTMENT POLICIES AND PRACTICES

The Fund’s principal investment strategies are described in the Prospectus. The sections below describe some of the different types of investments that may be made by the Fund as part of its principal and non-principal investment strategies. The following information supplements, and should be read in conjunction with, the Prospectus. To the extent an investment with respect to the Fund is discussed in this SAI but not in the Prospectus, such policy is not a principal investment of the Fund.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objective.

There can be no guarantee that the Fund will achieve its investment objectives. The Fund may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Fund’s investment policies and limitations.

The Fund cannot guarantee a gain or eliminate the risk of loss.

Value Investing. The Fund invests in equity securities of companies that the Adviser believes are undervalued. Investments in a fund that purchases value-oriented stocks involves special risks. The Fund offers investors the opportunity to invest in a diversified portfolio of securities whose market prices may be well below the stocks’ intrinsic values at time of purchase.

The Adviser may be wrong in its assessment of a company’s value, and the stocks owned by the Fund may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer. There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

European Currency Unification. As of January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries. The European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions. Also, it is possible that the EU’s single currency, the euro, could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.

Foreign Securities. The Fund will invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”) Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), or Non-Voting Depositary Receipts (“NVDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. GDRs, EDRs, IDRs and NVDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depositary of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depositary of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.  NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Fund securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

Although the Fund will invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the NAV of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

The Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Fund may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU. The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began an 11-month transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. The UK and the EU signed the Trade and Cooperation Agreement (“TCA”) on December 30, 2020, which was applied provisionally as of January 1, 2021 and entered into force on May 1, 2021. The TCA is an agreement on the terms governing certain aspects of the relationship between the EU and the UK following the end of the transition period. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. At this time, the impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Israel, Hamas and other militant groups in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be more heavily weighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, threatened or actual imposition of tariffs, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Investing in Emerging Countries, including Asia and Eastern Europe. The Fund may invest in securities of issuers located in emerging countries. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

With respect to investments in certain emerging market countries, antiquated legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S. and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. The Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports. The Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Asia-Pacific Countries. In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

China Investments Risk. Investments in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”) involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration. China has a complex territorial dispute regarding the sovereignty of Taiwan; Taiwan-based companies and individuals are significant investors in China. Potential military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.

The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

The Chinese government may intervene in the Chinese financial markets, such as by the imposition of trading restrictions, a ban on “naked” short selling or the suspension of short selling for certain stocks. This may affect market price and liquidity of these stocks, and may have an unpredictable impact on the investment activities of the Fund. Furthermore, such market interventions may have a negative impact on market sentiment which may in turn affect the performance of the securities markets and as a result the performance of the Fund.

In addition, there is less regulation and monitoring of the securities markets and the activities of investors, brokers and other participants in China than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as those in the United States with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, and difficulties in the settlement and recording of transactions and interpretation and application of the relevant regulations. Custodians may not be able to offer the level of service and safe-keeping in relation to the settlement and administration of securities in China that is customary in more developed markets. In particular, there is a risk that the Fund may not be recognized as the owner of securities that are held on behalf of the Fund by a sub-custodian.

The Renminbi (“RMB”) is not a freely convertible currency and is subject to foreign exchange control policies and repatriation restrictions imposed by the Chinese government. The imposition of currency controls may negatively impact performance and liquidity of the Fund as capital may become trapped in the PRC. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in entities either in, or which have a substantial portion of their operations in, the PRC may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs and delays to the Fund.

While the Chinese economy has grown rapidly in recent years, there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by the PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of the PRC tax rules could have a significant adverse effect on the Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practices and those prepared in accordance with international accounting standards.

Investments in China A-Shares. The Fund may be subject to the risks associated with investments in eligible China A-shares. China A-shares are equity securities of companies domiciled in the PRC that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”), the Shenzhen Stock Exchange (“SZSE”) and the Beijing Stock Exchange (“BSE”). Historically, foreign investors have been restricted from investing in eligible China A-shares, other than through a license granted under regulations in the PRC that permits investment in China A-shares only up to a specified quota. In November 2014, Hong Kong Exchanges and Clearing Limited (“HKEx”), the Shanghai Stock Exchange and China Securities Depositary and Clearing Corporation Limited (“ChinaClear”) launched the Shanghai-Hong Kong Stock Connect program, an investment channel that established cross-border, mutual stock market access. The Shenzhen-Hong Kong Stock Connect program (together with the Shanghai-Hong Kong Stock Connect program, “Stock Connect”) launched in 2016. Stock Connect provides foreign investors, such as the Fund, access to invest in eligible China A-shares through their brokers in Hong Kong without obtaining a license.

Investments in Chinese securities involve the risks of investing in emerging markets, which may include an authoritarian government, nationalization or expropriation of private assets, less developed markets and currency devaluations. China A-shares are settled only in RMB, which may subject the Fund to the risk of currency fluctuations. Trading on the Shanghai Stock Exchange and the Shenzhen Stock Exchange is also subject to daily price limits. Orders for eligible China A-shares may not vary from the previous day’s closing price by more than 10%. There can be no assurance that a liquid market will exist for any particular China A-share.

Investments through Stock Connect may be subject to additional risks. Stock Connect recently launched and regulations governing access to and use of Stock Connect are untested. The regulations are subject to change and there is no certainty as to how the regulations will be applied or interpreted. Regulators in the PRC or Hong Kong may issue additional regulations that impact a foreign investor’s ability to transact in eligible China A-shares through Stock Connect, which regulations may adversely impact the Fund. Investments in eligible China A-shares through Stock Connect are subject to Chinese securities regulations and listing rules. Securities regulations implemented in the PRC and Hong Kong differ significantly and trading through Stock Connect may give rise to issues based on these differences. Different fees, costs and taxes are imposed on foreign investors acquiring eligible China A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

The Hong Kong Securities Clearing Company Limited, a wholly-owned subsidiary of HKEx (“HKSCC”), and ChinaClear are responsible for the clearing, settlement and the provision of depositary, nominee and other related services for trades initiated by investors in their respective markets. Eligible China A-shares purchased by a foreign investor through Stock Connect are held in an omnibus account registered in the name of HKSCC, as nominee on behalf of investors. The nature and rights, and methods of enforcing any rights, of the Fund as beneficial owner of China A-shares held through HKSCC as nominee are not well-defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under PRC law is also uncertain. In the event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the China A-shares may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the China A-shares held in its omnibus stock account at ChinaClear, ChinaClear as the share registrar for China A-shares will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such China A-shares. HKSCC monitors the corporate actions affecting eligible China A-shares and keeps participants of HKEx’s Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant listed company.

Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. For defaults occurring on or after January 1, 2020, Hong Kong’s Investor Compensation Fund covers investors’ losses in relation to securities (i) that are traded on the SSE or the SZSE and (ii) in respect of which an order for sale or purchase is permitted to be routed through the Northbound Trading Link of the Stock Connect. On the other hand, since the Fund is carrying out trading in eligible China A-shares through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Fund in the PRC.

Trading through Stock Connect may only be done on days when both PRC and Hong Kong markets are open for trading and when banking services in both markets are available on the corresponding settlement days. If either market is closed, the Fund will not be able to buy or sell eligible China A-shares through Stock Connect in a timely manner. Therefore, an investment in eligible China A-shares through Stock Connect may subject the Fund to the risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Additionally, same day trading in China A-shares is not permitted. China A-shares will settle on the trade date (T), with cash settlement on the following day (T+1). An investor transacting in China A-shares must have a cash amount not less than the purchase price, or a number of shares not less than the size of the sell order, in its brokerage account on the day prior to the trade date. If an investor does not have sufficient funds or shares in its account, the investor’s buy or sell order will be rejected. The Hong Kong Stock Exchange conducts pre-trading checks to ensure compliance with these requirements. Foreign investors trading eligible China A-shares through Stock Connect are not subject to any individual investment quotas on trading activity, but are subject to daily quotas on the level of all trading activity through Stock Connect on a “net buy” basis. The Hong Kong Stock Exchange tracks daily trading activity in eligible China A-shares through Stock Connect in real time. If trading activity on any given day exceeds the daily quota, buy orders will not be accepted for the rest of that trading day, unless cancellation orders result in a positive daily quota balance during the trading day. Investors may continue to sell eligible China A-shares or input order cancellation requests after the daily quota has been exceeded. The investment quotas may restrict the Fund from investing in China A-shares on a timely basis, which could adversely affect the Fund’s ability to effectively pursue its investment strategy, and such quotas are subject to change.

Eligible China A-shares purchased through Stock Connect may only be sold through Stock Connect and are not otherwise transferable. China A-shares designated as eligible for trading through Stock Connect may lose such designation at any time, and thereafter may be sold, but not purchased, through Stock Connect. Moreover, since all trades of eligible China A-shares through Stock Connect must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

Investments in Unseasoned Companies Risk. The Fund may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Fund may invest may be start-up companies which may have insubstantial operational or earnings history or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies, which may be in the same industry, may have substantially greater financial resources than certain of the companies in which the Fund may invest.

Securities of Smaller and Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the over-the-counter (“OTC”) market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Adviser’s judgment, such disposition is not desirable.

The process of selection and supervision by the Adviser does not, of course, guarantee successful investment results. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from governments by means of price controls, regulations or litigation.

Equity Securities. The Fund may invest in both domestic and foreign equity investments. Such investments may include common stock, preferred stock, securities representing the right to acquire stock (such as convertible debentures and warrants), partnership interests, and depositary receipts for securities, among other equity investments. An investment in the Fund should be made with an understanding of the risks inherent in any investment in equity securities, including the risk that the financial condition of the issuers of the Fund’s portfolio securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities held in the Fund’s portfolio and thus in the value of the Fund’s shares). Additional risks include risks associated with the right to receive payments from the issuer, which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer.

Common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest, and dividends, which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values that are subject to market fluctuations for as long as they remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, or banking crises. The value of the common stocks in the Fund’s portfolio thus is expected to fluctuate.

Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer.

Repurchase Agreements. The Fund may (but is not required to) enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a debt security (“Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Fund’s custodian or in the Federal Reserve Book Entry system. In order to obtain the most favorable pricing, the Fund may enter into tri-party agreements among the Fund, its custodian and the repurchase agreement counterparty, usually an investment bank.

It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. It is possible that the Fund will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

Investment Company Securities. The Fund may invest in investment company securities, including money market funds. The Fund may invest in money market funds for cash management purposes. Investments in investment company securities are subject to limitations prescribed by the 1940 Act and the rules thereunder. Under Section 12(d)(1)(F) of the 1940 Act, the Fund may purchase up to 3% of the shares of any number of other mutual funds, under Rule 12d1-4 the Fund may obtain greater exposure subject to a variety of conditions, including entering into a fund of funds investment agreement, and under Rule 12d1-1, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, so long as that investment is consistent with the Fund’s investment objectives and policies. When the Fund invests in shares of a mutual fund, the Fund’s shareholders indirectly bear the fees and expenses of the mutual fund in addition to the Fund’s own fees and expenses. To the extent the Fund invests in shares of a money market fund or in other investment companies generally, the Fund’s shareholders indirectly bear the expenses, liquidity risk, redemption fees, and other risks associated with the underlying holdings of the money market fund or other investment companies held by the Fund.

Money Market Instruments. The Fund may invest a portion of its assets in short-term, high-quality instruments for purposes of temporary defensive measures, which instruments include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the Fund bears the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal. The value of money market instruments tends to fall when current interest rates rise, although money market instruments are generally less sensitive to interest rate changes than longer term securities. However, the risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates in March 2022 from historically low levels and may continue to do so.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board of Trustees of the Trust (“Board”), certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Fixed Income Obligations. The Fund may invest without limitation in fixed income obligations including cash equivalents (such as bankers’ acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) for temporary defensive purposes, when the Adviser believes market conditions so warrant, and for liquidity or cash management purposes.

The Fund may also (but is not required to) invest in non-convertible debt instruments of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed the total return available from investments in equity securities. These debt instruments will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA, A or BBB by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, Inc. (“S&P”) or those of equivalent quality as determined by the Adviser, except to the extent described below under “High Yield Securities.”

In response to the economic instability following the outbreak of an infectious respiratory illness caused by COVID-19, as with other serious economic disruptions, governmental authorities and regulators enacted significant fiscal and monetary policy changes, including, among other things, lowering interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by management. Moreover, during periods when interest rates are low (or negative), the Fund’s yield (or total return) may also be low. Additionally, certain European countries and Japan have pursued negative interest rate policies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets, such as investment-grade and high-yield debt instruments, or equity investments that pay a dividend, which could further reduce the value of instruments with a negative yield.

High Yield Securities. The Fund may (but is not required to) invest up to and including 15% of its total assets in fixed income securities rated lower than investment grade (i.e., rated below Baa by Moody’s, or below BBB by S&P) and in non-rated securities of equivalent credit quality in the Adviser’s judgment. Securities rated below BBB or Baa are typically referred to as “junk bonds” or “high yield securities” and have speculative characteristics. The Fund may invest in debt securities which are rated as low as C by Moody’s or D by S&P. Securities rated D may be in default with respect to payment of principal or interest. High yield securities or non-rated securities of equivalent credit quality carry a high degree of risk (including a greater possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price, and may be relatively less liquid than securities in the higher rating categories, and are considered speculative. The lower the ratings of such securities, the greater these risks. See Appendix A to this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

The prices of high yield securities are likely to be more sensitive to interest rate changes than higher-rated investments and more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or payment-in-kind securities, their market prices are likely to be affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to value accurately high yield securities in the Fund’s portfolios and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because less reliable and objective data is available.

To the extent the Fund invests in high yield securities, the Adviser would rely not only on ratings issued by established credit rating agencies, but also on its own independent and on-going review of credit quality. If the rating of a portfolio security is downgraded by one or more credit rating agencies, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

Zero Coupon and Structured Securities. The Fund may (but is not required to) invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest. Structured securities, particularly mortgage-backed securities, are usually subject to some degree of prepayment risk which can vary significantly with various economic and market factors. Depending on the nature of the structured security purchased, a change in the rate of prepayments can have the effect of enhancing or reducing the yields to the Fund from such investment and expose the Fund to the risk that any reinvestment will be at a lower yield.

Convertible Securities and Preferred Stocks. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities; they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Investments in convertible securities generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock and may vary in response to changes in the price of the underlying common stock, with greater volatility. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Preferred stocks are securities that represent an ownership interest in an issuer and provide their owner with claims on the company’s earnings and assets prior to the claims of owners of common stocks but after those of bond owners. Preferred stocks in which the Fund may invest include sinking fund, convertible, perpetual fixed and adjustable rate (including auction rate) preferred stocks. There is no minimum credit rating applicable to the Fund’s investment in preferred stocks and securities convertible into or exchangeable for common stock.

Other Rights to Acquire Securities. The Fund may also (but is not required to) invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately prior to termination. These securities are generally exercisable at premiums above the value of the underlying security at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund’s investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

Derivatives, Currency and Related Transactions. The Fund may (but is generally not required to) utilize various investment strategies as described below to hedge various market risks (such as interest rate fluctuation, currency exchange rate fluctuations, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into swaps, caps, floors or collars, and/or enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called “Strategic Transactions”). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain, although no more than 5% of the Fund’s liquidation value will be committed to initial margin or premiums on instruments regulated by the Commodity Futures Trading Commission (“CFTC”) in Strategic Transactions entered into for non-hedging purposes and the notional amount of instruments regulated by the CFTC will not exceed the Fund’s net assets. The Adviser, with respect to the Fund, has claimed exclusion from the definition of the term “commodity pool operator” (“CPO”) adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets, and expects to continue to claim this exclusion with respect to the Fund going forward. Therefore, the Adviser is not subject to CPO registration and regulation under the Commodity Exchange Act and expects that it will continue to qualify for exclusion under amendments to the CPO rules adopted by the CFTC. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The Fund’s ability to benefit from these Strategic Transactions may depend in part on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund intends to comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes, and not for speculative purposes.

Strategic Transactions have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Purchase of put and call options may result in losses to the Fund or limit the amount of appreciation the Fund can realize on its investments. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position, at the same time it tends to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

Currency Transactions. The Fund may engage in currency transactions with counterparties in order to hedge all or a portion of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions may include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, options on currency futures, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below (see “Swaps, Caps, Floors and Collars”). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

The Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also (but is not required to) cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also (but is not required to) engage in proxy hedging. Proxy hedging can be used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Adviser considers that the Hong Kong dollar is linked to the euro, and the Fund holds securities denominated in Hong Kong dollars, the Adviser may cause the Fund to enter into a contract to sell euros and buy U.S. dollars. There is a risk that the perceived linkage between two currencies may not be present or may not be present during the particular time when the Fund is engaging in proxy hedging. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on options on currency futures is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to a country’s economy. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.

Certain currency transactions are also subject to risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain such an open derivative position, and the risk of loss by the Fund of margin deposits in the event of the bankruptcy or other similar insolvency of the broker or counterparty with whom the Fund has such an open derivatives position. Certain forward currency exchange contracts and other currency transactions are not exchange-traded or cleared. The market in such forward foreign currency exchange contracts and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Because these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of the currency hedge, or could force the Fund to cover its purchase or sale commitments, if any, at the current market price. Where the Fund’s counterparties are not required to post cash collateral with the Fund, the Fund will be subject to additional counterparty risk. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

Because perfect correlation between a futures position and a portfolio position that is intended to be protected (to the extent of its foreign currency exposure) is impossible to achieve, the desired protection may not be obtained. In addition, the Adviser may be wrong in its assessment of the Fund’s exposure to one or more foreign currencies.

Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-traded or “listed” options and over-the-counter options (“OTC options”). Listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below regarding listed options uses the OCC as an example, but is also applicable to other financial intermediaries.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty. In contrast to listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, in many cases there may be no central clearing or guaranty function for an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody’s or an equivalent rating from any other nationally recognized statistical rating organization (“NRSRO”).

If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or will increase the Fund’s income. The sale of put options can also provide income.

All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the calls). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

Futures. The Fund may (but is not required to) enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC, and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon that are non-hedging positions would exceed 5% of the Fund’s liquidation value; however, in the case of a non-hedging option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Options on Securities Indices and Other Financial Indices. The Fund also may (but is not required to) purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may (but is not required to) enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. To the extent the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of their respective portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result of the financial regulatory reform of the swap market in recent years, a large number of banks and investment banking firms acting both as principals and as agents utilize standardized swap documentation and trade execution venues for “plain vanilla” products. As a result, the market for plain vanilla instruments is relatively liquid. Caps, floors and collars are more bespoke innovations for which less liquidity exists.

Short Sales. The Fund may (but is not required to) make short sales of securities traded on domestic or foreign exchanges. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other high grade liquid securities. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Combined Transactions. The Fund may (but is not required to) enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

LIBOR Transition Risk. Although The London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain CLO securities in which the Fund may invest may continue to earn interest at (or, from the perspective of the Fund as CLO equity investor, obtain financing at) a floating rate based on LIBOR. LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“RFRs”).

Some financing arrangements that the Fund may enter into will likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is possible that the use of RFRs may have an adverse effect on the Fund and therefore investors. For example, the efficacy of new financing arrangements entered into by the Fund may be less than expected or desired, which could reduce the returns available to investors.

Additionally, there may be difficulties with transitioning an existing financing arrangement from LIBOR to the applicable RFR. Such difficulties could adversely impact the Fund and therefore investors. For example, there may be delays or failures in meeting the conditions to amend such a financing arrangement and there may be mismatches if the reference rate cannot be remediated or if a hedge related to such financing arrangement and the financing arrangement itself cannot be transitioned to the same RFR at the same time. The potential impact of wider conceptual and operational differences between LIBOR and RFRs would also likely apply to remediation of these contracts in due course. In addition, higher borrowing costs may apply to the Fund’s financing arrangements.

Therefore, prospective investors should be aware that the Fund is likely to bear additional costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen. If the Fund does enter into a LIBOR-linked financing arrangement, there may be further costs or other adverse effects incurred by the Fund in relation to remediation of these to RFRs in due course. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect the Fund’s investments (including their volatility, value and liquidity) and, as a result, its performance and/or NAV.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (iv) lower trading volume and liquidity.

Regulation of Certain Options, Currency Transactions, and Other Derivative Transactions as Swaps or Security-Based Swaps. The Dodd-Frank Act has made broad changes to the derivatives market, granted significant new authority to the CFTC and the SEC to regulate derivatives (swaps and security-based swaps) and participants in these markets. The Dodd-Frank Act is intended to regulate the derivatives market by requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. The CFTC has implemented mandatory clearing and exchange-trading of certain derivatives contracts including many standardized interest rate swaps and credit default index swaps. The CFTC continues to approve contracts for central clearing. Exchange-trading and central clearing are expected to reduce counterparty credit risk by substituting the clearinghouse as the counterparty to a swap and increase liquidity, but exchange-trading and central clearing do not make swap transactions risk-free. Uncleared swaps, such as non-deliverable foreign currency forwards, are subject to certain margin requirements that mandate the posting and collection of minimum margin amounts. This requirement may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps than would otherwise be the case. Certain rules require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens, and the safeguards established to protect trader anonymity may not function as expected.

Derivatives Transactions Subject to Rule 18f-4. Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. If a fund is not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program. Rule 18f-4 may curtail the fund’s ability to use derivative instruments as part of a fund’s investment strategy and could ultimately prevent the fund from being able to achieve its investment goals. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If the Adviser is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment instruments were not used.

Borrowing. The Fund may borrow to the extent permitted under the 1940 Act, including up to one-third of its total assets from banks for use in connection with Strategic Transactions, as a temporary measure for extraordinary or emergency purposes, in connection with clearance of transactions or to pay for redemptions. Except when borrowing in connection with Strategic Transactions or pursuant to a line of credit, the Fund will not purchase any security when any borrowings are outstanding.

The Fund’s borrowings in connection with Strategic Transactions will be limited to the purchase of liquid high grade securities to post as collateral. The Fund does not enter into any of such borrowings for the purpose of earning incremental returns in excess of borrowing costs from investments made with such funds.

Temporary Investments. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Portfolio Turnover. Although the Fund generally does not intend to engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. A higher portfolio turnover rate would result in higher brokerage costs to the Fund and could also result in the realization of larger amounts of capital gains, including short-term capital gains. Capital gains are generally taxable when distributed to shareholders, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this SAI.

Special Note Regarding Market Events. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions across the globe. Although vaccines for COVID-19 are available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by a disease outbreak may heighten other pre-existing political, social and economic risks in a country or region.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rate changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities, the ability for investors to buy or sell certain securities or financial instruments, the Fund’s ability to achieve its investment objectives, the accuracy in pricing the Fund’s investments, the ability for service providers to provide normal business operations, the performance of information technology and other operational systems upon which the Adviser relies, the reconstitution or rebalance dates for benchmark indices, and more. These conditions could negatively impact the Fund’s performance and cause losses on your investments in the Fund. You should also review the Fund’s Prospectus and this SAI to understand the Fund’s discretion to implement temporary defensive measures, as well as the circumstances in which the Fund may satisfy redemption requests in-kind.

Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Fund and its service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Fund has limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser.

Quantitative Investing Risk. To implement its investment strategy, the Adviser may require access to large amounts of financial data and other data supplied by various data providers. The inability to access large amounts of financial and other data from data providers could adversely affect the Adviser’s ability to use quantitative methods to select investments. The Adviser uses quantitative methods as part of its investment selection process for the Fund. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, changing sources of market returns, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues), among others. Any errors or imperfections in quantitative databases, historical financial databases, and historical databases with other information, analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Costs of Buying or Selling Shares Risk. Investors buying or selling Shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Legal and Regulatory Change Risk. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Fund could be substantial and adverse.

Valuation Risk. Some portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. Technological issues or other service disruption issues involving third-party service providers may cause the Fund to value its investments incorrectly. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

RIC Compliance Risk. The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time;

5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

6.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; or

7.	Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

In addition to the fundamental investment limitations specified above, the Fund is subject to the following non-fundamental limitations, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:

1.	Acquire any illiquid asset if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously. If the percentage of the Fund’s net assets invested in illiquid investments exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid investments as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the shares of the Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the 1940 Act and any of the statements regarding (a) the description of the Fund; (b) limitations on the Fund’s portfolio holdings or reference assets; (c) dissemination and availability of the intraday indicative values; or (d) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if, following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of shares of the Fund; (iv) if the intraday indicative value is no longer disseminated at least every 15 seconds during the Exchange’s regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (v) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

To provide additional information regarding the indicative value of shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s organizational documents. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of five Independent Trustees and two Interested Trustees. The Board has selected Arnold M. Reichman, an Independent Trustee, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firms and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Trustees and Executive Officers

The Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 58	Trustee	June 2021 to present	Since 2020, Chief Financial Officer, HC Parent Corp. d/b/a Herspiegel Consulting LLC (life sciences consulting services); 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); from 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).	91	FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company); Emtec, Inc. (until December 2019); FS Investments Corporation (business development company) (until December 2018).
Lisa A. Dolly 615 East Michigan Street Milwaukee, WI, 53202 Age: 58	Trustee	October 2021 to present	From July 2019-December 2019, Chairman, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	91	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm); Cohen & Steers, Inc. (global investment manager).
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 81	Trustee	June 2021 to present	Since 1997, Consultant, financial services organizations.	91

IntriCon Corporation (biomedical device manufacturer) (until 2022); Wilmington Funds (12 portfolios) (registered investment company) (until 2023); Independence Blue Cross (healthcare insurance) (until March 2021).

Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 76	Chair and Trustee	June 2021 to present	Retired.	91	EIP Investment Trust (registered investment company) (until August 2022).
Martha A. Tirinnanzi 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Trustee	January 2024 to present	Since 2014, Instructor, The Institute for Financial Markets; from 2013-2023, President and Chief Executive Officer, Financial Standards, Inc. (consulting firm); from 2020-2022, Adjunct Professor of Finance and Accounting, The Catholic University of America’s Busch School of Business.	91	Intercontinental Exchange, Inc. (“ICE”) (financial services company and operator of global exchanges and clearinghouses); ICE Mortgage Services, LLC (a subsidiary of ICE); ICE Mortgage Technology, Inc. (a subsidiary of ICE); Community Development Trust (real estate investment trust) (until May 2023).
INTERESTED TRUSTEES(2)
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 86	Vice Chair and Trustee	June 2021 to present	Since 2022, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	91	None.

Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Trustee	June 2021 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	91	Barclays PLC, Barclays Bank PLC and Barclays Execution Services Limited (financial services companies); Fidelity National Information Services, Inc. (financial services technology company) (until 2024); Ameriprise Financial, Inc. (financial services company); WisdomTree Investments, Inc. (asset management company) (until March 2019).
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Age: 65	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 62	Chief Compliance Officer	June 2021 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2021, Chief Compliance Officer of The RBB Fund Trust; President of The RBB Fund Trust from 2021 to 2022; President of The RBB Fund, Inc. from 2009 to 2022.	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Chief Financial Officer and Secretary Chief Operating Officer	June 2021 to present August 2022 to present	Since 2022, Chief Operating Officer of The RBB Fund Trust and The RBB Fund Inc.; since 2021, Chief Financial Officer and Secretary of The RBB Fund Trust; since 2016, Chief Financial Officer and Secretary of The RBB Fund Inc.	N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: 50	Director of Marketing & Business Development	June 2021 to present	Since 2021, Director of Marketing & Business Development of The RBB Fund Trust; since 2019, Director of Marketing & Business Development of The RBB Fund, Inc.; from 2000 to 2019, Managing Director, Third Avenue Management LLC (investment advisory firm).	N/A	N/A
Thomas M. Reynolds 615 East Michigan Street Milwaukee, WI 53202 Age: 65	Assistant Secretary and Assistant Treasurer	September 2024 to present	Since 2024, Assistant Secretary and Assistant Treasurer of The RBB Fund, Inc.; from 2023 to 2024, Vice President of Virtus Investment Partners; from 2020 to 2023, CFO of Stone Harbor Investment Partner LP.	N/A	N/A

Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: 42	Assistant Treasurer	June 2021 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2016 to 2020, Assistant Vice President, U.S. Bank Global Fund Services.	N/A	N/A
Joshua Solin 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Assistant Treasurer	January 2025 to present	Since 2023, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2021 to 2023, Officer, U.S. Bank Global Fund Services.	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 54	Assistant Secretary	June 2021 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 46	Assistant Secretary	June 2021 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Trustee oversees 91 portfolios of the fund complex, consisting of the series in the Trust (15 portfolios) and in The RBB Fund, Inc. (76 portfolios).

(1)	Subject to the Trust’s Retirement Policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Trustee. The Board has approved waivers of the policy with respect to Messrs. Giordano, Reichman, and Sablowsky. Each officer holds office at the pleasure of the Board until the next special meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)	Messrs. Sablowsky and Shea are considered “interested persons” of the Trust as that term is defined in the 1940 Act and are referred to as an “Interested Trustee.” Mr. Sablowsky is considered an “Interested Trustee” of the Trust by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Shea is considered an “Interested Trustee” of the Trust by virtue of his position on the Board of Barclays Bank plc, a multinational bank.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee of the Trust. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, banking and investment services industry, including service on the boards of public companies, industry regulatory organizations and a university. Ms. Tirinnanzi has over 20 years of strategic, regulatory and operational management experience in the financial and mortgage industries, including service on the boards of a public company and real estate investment trust, and brings to the Board her expertise regarding derivatives markets and related businesses.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Trustees. The current members of the Audit Committee are Ms. Tirinnanzi and Messrs. Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened four times during the fiscal year ended August 31, 2024.

Contract Committee. The Board has a Contract Committee comprised of an Interested Trustee and two Independent Trustees. The current members of the Contract Committee are Mses. Dolly and Tirinnanzi and Mr. Sablowsky. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Trust. The Contract Committee convened five times during the fiscal year ended August 31, 2024.

Executive Committee. The Board has an Executive Committee comprised of an Interested Trustee and three Independent Trustees. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Trust when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2024.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Trustees. The current members of the Nominating and Governance Committee are Messrs. Chandler, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Trustees of the Trust. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Trust’s Secretary. The Nominating and Governance Committee convened four times during the fiscal year ended August 31, 2024.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Trust. The Product Development Committee met seven times during the fiscal year ended August 31, 2024.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, and Shea. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Regulatory Oversight Committee met four times during the fiscal year ended August 31, 2024.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Trustees and two officers of the Trust. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee met five times during the fiscal year ended August 31, 2024.

Risk Oversight

The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Trust’s investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer (“CCO”).  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to the Trust is the responsibility of the Trust’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Trust’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s CCO to discuss compliance reports, findings and issues.  The Board also relies on the Trust’s investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees.  For example, the Audit Committee meets with the Trust’s independent registered public accounting firms to ensure that the Trust’s respective audit scopes include risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Trustee Ownership of Shares of the Trust

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all of the portfolios of the Trust and The RBB Fund, Inc. (which for each Trustee comprise all registered investment companies within the family of investment companies overseen by him or her), as of December 31, 2024, including the amounts through the deferred compensation plan.

	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
Gregory P. Chandler	None	Over $100,000
Lisa A. Dolly	None	None
Nicholas A. Giordano	None	$10,001 - $50,000
Arnold M. Reichman	None	Over $100,000
Martha A. Tirinnanzi(2)	None	None
INTERESTED TRUSTEES
Robert Sablowsky	None	Over $100,000
Brian T. Shea	None	$1 - $10,000

(1)	The Fund had not commenced operations prior to the date of this SAI.

(2)	Ms. Tirinnanzi began serving as a Trustee effective January 1, 2024.

Trustees’ and Officers’ Compensation

Effective January 1, 2025, the Trust and The RBB Fund, Inc., based on an allocation formula, pay each Trustee a retainer at the rate of $225,000 annually, $15,000 for each regular meeting of the Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee receives an additional fee of $25,000 for his services. The Chair of the Board receives an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2024 through December 31, 2024, the Trust and The RBB Fund, Inc., based on an allocation formula, paid each Trustee a retainer at the rate of $175,000 annually, $13,500 for each regular meeting of the Board attended in-person; $5,000 for each Regulatory Oversight Committee meeting attended in-person; $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $7,500 and $5,000, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $3,000 for each special committee meeting that lasts longer than 30 minutes; $2,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $35,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $25,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $15,000 for his services. The Chair of the Board received an additional fee of $100,000 per year for his services in this capacity and the Vice Chair of the Board received an additional fee of $40,000 per year for his services in this capacity.

From January 1, 2023 through December 31, 2023, the Trust and The RBB Fund, Inc., based on an allocation formula, paid each Trustee a retainer at the rate of $150,000 annually, $13,500 for each regular meeting of the Board, $5,000 for each Regulatory Oversight Committee meeting attended in-person, $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $20,000 for his services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $10,000 per year for his services. The Vice Chair of the Board received an additional fee of $35,000 per year for his services in this capacity and the Chair of the Board received an additional fee of $75,000 per year for his services in this capacity.

Trustees are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust, and such compensation is determined by the Board. For the fiscal year ended August 31, 2024, Vigilant Compliance, LLC received $875,000 in the aggregate from all series of the Trust and The RBB Fund, Inc. for its services. Vigilant Compliance, LLC did not receive any fees from the Fund because the Fund had not commenced operations prior to the date of the SAI. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Secretary and Assistant Treasurer and are compensated for services provided. For the fiscal year ended August 31, 2024, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development received compensation from the Trust and The RBB Fund, Inc. in the following amounts:

Name of Trustee/Officer	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees or Officers
Independent Trustees:
Julian A. Brodsky, Trustee(2)	None	N/A	N/A	$137,250
Gregory P. Chandler, Trustee	None	N/A	N/A	$311,000
Lisa Dolly, Trustee	None	N/A	N/A	$296,000
Nicholas A. Giordano, Trustee	None	N/A	N/A	$291,000
Arnold M. Reichman, Trustee and Chair	None	N/A	N/A	$397,500
Robert A. Straniere, Trustee(3)	None	N/A	N/A	$274,750
Martha A. Tirinnanzi, Trustee(4)	None	N/A	N/A	$177,250
Interested Trustees:
Robert Sablowsky, Trustee and Vice Chair	None	N/A	N/A	$370,250
Brian T. Shea, Trustee	None	N/A	N/A	$300,500
Officers:
Steven Plump, President	None	N/A	N/A	$308,667
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	None	N/A	N/A	$381,883
Craig Urciuoli, Director of Marketing & Business Development	None	N/A	N/A	$319,178

(1)	The Fund had not commenced operations prior to the date of this SAI.
(2)	Mr. Brodsky retired from his role as a Trustee effective February 2024.
(3)	Mr. Straniere retired from his role as a Trustee effective January 2025.
(4)	Ms. Tirinnanzi began serving as a Trustee effective January 1, 2024.

Each compensated Trustee is entitled to participate in the Trust’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Trustee may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Trust in shares of one or more of the portfolios of the Trust. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2024, the Independent Trustees and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Trustee Emeritus Program

The Board has created a position of Trustee Emeritus, whereby an incumbent Trustee who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Trustee or as a director of The RBB Fund, Inc., may, in the sole discretion of the Nominating and Governance Committee of the Trust (“Committee”), be recommended to the full Board to serve as Trustee Emeritus.

A Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Trustee. Compensation will be determined annually by the Committee and the Board with respect to each Trustee Emeritus. In addition, a Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board/Committee meetings. A Trustee Emeritus will continue to receive relevant materials concerning the Fund and will be available to consult with the Trustees at reasonable times as requested. However, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.

A Trustee Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Board for up to three years. Effective February 2024, Julian Brodsky serves as a Trustee Emeritus of the Trust. Effective January 2025, Robert Straniere serves as a Trustee Emeritus of the Trust.

For the fiscal year ended August 31, 2024, Julian Brodsky received compensation for his role as a Trustee Emeritus in the following amounts:

Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
$0	N/A	N/A	$43,750

(1)	The Fund had not commenced operations prior to the date of this SAI.

CODE OF ETHICS

The Trust, Adviser and the Sub-Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Fund, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Fund’s investment activities.

PRINCIPAL HOLDERS

Any person owning, directly or indirectly, more than 25% of the outstanding shares of the Fund is presumed to control the Fund. Principal holders are persons who own 5% or more of the outstanding shares of the Fund. No principal shareholder information is provided for the Fund because the Fund had not commenced operations prior to the date of this SAI.

No ownership information is provided for the Trustees and officers of the Trust, as a group, as the Fund had not commenced operations prior to the date of this SAI.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Investment Advisory Agreement

Tweedy, Browne acts as investment adviser to the Fund. The Adviser is a Delaware limited liability company and is located at One Station Place, Stamford, Connecticut 06902. The Adviser is registered with the SEC as an investment adviser.

Tweedy, Browne was founded in 1920 and began managing money for the account of persons other than its principals and their families in 1968. Tweedy, Browne began investing in foreign securities in 1983. Tweedy, Browne is owned by its eight Managing Directors, Roger de Bree, Andrew Ewert, Frank H. Hawrylak, Jay Hill, Jason Minard, Thomas H. Shrager, John D. Spears and Robert Q. Wyckoff, Jr.; certain other employees of Tweedy, Browne; and Affiliated Managers Group, Inc. (“AMG”), which, through a wholly-owned subsidiary, owns a majority interest in Tweedy, Browne. AMG is a publicly traded company that acquires ownership interests in investment management firms. The Management Committee of the Adviser (the “Management Committee”), which consists of Jay Hill, Thomas Shrager, John Spears, Robert Wyckoff, Roger de Bree, and Jason Minard, has overall responsibility for the conduct of the firm’s affairs. The members of the Adviser’s Investment Committee (the “Investment Committee”), which consists of Jay Hill, Thomas Shrager, John Spears, Robert Wyckoff, Roger de Bree, Andrew Ewert, and Frank H. Hawrylak, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. William H. Browne, who was a member of Tweedy, Browne’s Management and Investment Committees through December 31, 2020, and has an ownership interest in the firm, has assumed the role of Senior Advisor to the Investment Committee. Neither AMG nor its subsidiaries manage the day-to-day operations of, nor participate in, the investment process at Tweedy, Browne.

The Adviser provides investment advisory services to the Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the vote of a majority (as defined by the 1940 Act) of the Trust’s board of trustees who are not parties to the Advisory Agreement and (2) by the Trust’s board of trustees or by vote of a majority of the outstanding voting securities of the Fund’s portfolio, subject to the terms of Section 13 of the Advisory Agreement. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Fund including (i) the provision of a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Fund, (iii) the placement from time to time of orders for all purchases and sales made for each portfolio, (iv) in connection with its management of the Fund, monitoring and assistance with anticipated purchases and redemptions of the Fund’s shares at NAV in large blocks known as “Creation Units,” by shareholders and new investors, (v) the determination of the amount of the cash component, the identity and number of shares of the securities to be accepted in exchange for Creation Units for the Fund and the securities that will be applicable that day to redemption requests received for the Fund (and may give directions to the Fund’s custodian with respect to such designations), (vi) the coordination of the Fund’s compliance with rules of the applicable securities exchange, and (vii) the establishment, monitoring and keeping up-to-date of the Fund’s website to comply with applicable law. The Adviser will provide the services rendered in accordance with the Fund’s investment objective, restrictions and policies, as stated in the Prospectus and in this SAI, provided that the Adviser has actual notice or knowledge of any changes by the Board to such investment objectives, restrictions or policies. The Adviser further agrees that it will render to the Board such periodic and special reports regarding the performance of its duties under the Advisory Agreement as the Board may reasonably request. The Adviser also agrees to provide to the Fund (or its agents and service providers) prompt and accurate data with respect to the Fund’s transactions and, where not otherwise available, the daily valuation of securities in the Fund. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, the Fund will pay the Adviser and the Adviser will accept as full compensation a fee, computed daily and payable monthly, at the annual rate of 0.80% of the Fund’s average daily net assets. For any period less than a full month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month. During the term of the Advisory Agreement, the Adviser will pay all expenses incurred by it in connection with its activities under the Agreement. In addition, for no additional compensation, the Adviser will pay all of the other operating expenses of the Fund, excluding (i) its advisory fees payable under the Advisory Agreement, (ii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses, trading expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses (including any income or franchise taxes) and governmental fees; and (vi) extraordinary expenses, such as litigation costs and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

No information about advisory fees paid by the Fund to the Adviser is provided because the Fund had not commenced operations prior to the date of this SAI.

Investment Sub-Advisory Agreement

The Trust and the Adviser have received an exemptive order from the SEC with respect to the Fund that would permit the Adviser, without shareholder approval and subject to certain conditions, to terminate existing investment sub-advisers or hire new sub-advisers for the Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement has been approved by the Board and the Fund’s initial shareholder. Consequently, under the exemptive order, the Adviser would have the right to hire, terminate and replace sub-advisers when the Board and the Adviser feel that a change would benefit the Fund. The exemptive order will enable the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.

Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the investment sub-adviser to the Fund. The Sub-Adviser is an SEC-registered investment adviser formed in 2018 and is majority owned by Cottonwood ETF Holdings LLC (“Cottonwood”), a holding vehicle with no other business activity. Cottonwood is majority owned by Richard Hogan and trusts controlled by Richard Hogan or for which Richard Hogan and family are the beneficiaries.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including the purchase, retention and disposition of the securities and other assets of the Fund entrusted to it under the Sub-Advisory Agreement (the “Sub-Advisory Agreement”), in accordance with the Fund’s investment objectives, policies and restrictions as stated in the Fund’s Prospectus, this SAI, and the terms of the Sub-Advisory Agreement. After the initial two year-term, the Sub-Advisory Agreement may be continued in effect from year to year with the (1) annual approval of the Trust’s board of trustees or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

For its services, the Sub-Adviser is entitled to a fee from the Adviser.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties. The Adviser and the Sub-Adviser each agree to indemnify the other against any claim against, loss or liability to such other party (including reasonable attorneys’ fees) arising out of any action on the part of the indemnifying party which constitutes willful misfeasance, bad faith, or gross negligence in the performance of duties under the Sub-Advisory Agreement, or reckless disregard of the obligations and duties under the Sub-Advisory Agreement.

PORTFOLIO MANAGERS

Other Accounts Under Management. Each member of the Investment Committee (which is jointly and primarily responsible for the day-to-day portfolio management of the Fund) is also jointly and primarily responsible for the day-to-day portfolio management of the following other accounts (excluding the Fund), as of March 31, 2025:

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Other Registered Investment Companies:	5	$5.2 billion	0	$0
Other Pooled Investment Vehicles:	17	$1.0 billion	0	$0
Other Accounts:	207	$807 million	0	$0

Material Conflicts of Interest. The foregoing accounts are, for the most part, managed with investment objectives and techniques that are substantially similar to the objectives and techniques of the Fund. Consistent with Tweedy, Browne’s belief that it is important for Investment Committee Members to have their own assets invested alongside clients, the Investment Committee Members have significant investments in certain other pooled investment vehicles managed by Tweedy, Browne. These investments may present material conflicts of interest when the Investment Committee Members make allocation decisions regarding the purchase or sale of securities. Similarly, decisions regarding the allocation of securities between the Fund and other portfolios, many of which pay higher investment advisory fees to Tweedy, Browne than do the Fund, but, unlike the Fund, do not pay advisory fees on uninvested cash, could present conflicts relating to the allocation of securities. Tweedy, Browne has earned and may from time to time earn performance fees for certain client accounts and subjects any such accounts to the same allocation procedures as other managed accounts. Consequently, Tweedy, Browne does not believe there is any cognizable increase in potential conflicts arising from such accounts. Tweedy, Browne has adopted written allocation procedures and a Code of Ethics, which are designed to address these conflicts.

Portfolio Manager Compensation. Each member of the Investment Committee is a Managing Director and a member of Tweedy, Browne. As such, each individual has a certain level of ownership interest in Tweedy, Browne. Investment Committee members are compensated based on a combination of their respective percentages of Tweedy, Browne’s profits, a guaranteed payment, a discretionary bonus and/or profit sharing. Compensation is not tied to the performance of the Fund or the value of assets held in the Fund’s portfolio. Substantially all of the revenue of Tweedy, Browne is derived from investment advisory fees earned from the management of Tweedy, Browne client portfolios, including the Fund.

Ownership of Fund Shares by the Portfolio Managers. The Portfolio Managers did not own any shares of the Fund as no shares of the Fund were outstanding prior to the date of this SAI.

UNDERWRITER

The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, pursuant to which the Distributor acts as the Fund's principal underwriter with respect to the creation and redemption of Creation Units of the Fund.  Shares are continuously offered for sale by the Distributor only in Creation Units.  Each Creation Unit is made up of at least 10,000 shares.  The Distributor will not distribute Shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor will review all orders for the purchase and redemption of Creation Units by authorized participants who have executed an Authorized Participant Agreement with the Distributor and transfer agent/index receipt agent.  The Distributor will also make available copies of the Prospectus to purchasers of Creation Units and, upon request, the SAI and will maintain records of orders placed with it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares.  Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants.

The Distribution Agreement has an initial term of up to two years and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

The Trust issues and sells shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below).  The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time.  The Fund will not issue fractional Creation Units.  A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT.  The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.  These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.  The “Cash Component” is an amount equal to the difference between the NAV of the Fund's shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable.  Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.  Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected by the Sub-Adviser.  The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting the Fund’s portfolio.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

CASH PURCHASE METHOD.  The Trust may at its discretion permit full or partial cash purchases of Creation Units of the Fund.  When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof.  In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS.  To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant.  In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent” or “Fund Services”) and the Trust, with respect to purchases and redemptions of Creation Units.  Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes.  The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from the Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”).  The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required).  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such APs may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day.  In addition, if a market or markets on which the Fund’s investments are primarily traded is closed on any day, the Fund will not accept orders on such day.  Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook.  With respect to the Fund, the Distributor will notify the Custodian of such order.  The Custodian will then provide such information to the appropriate local sub-custodian(s).  Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed.  Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents.  With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of the Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust.  Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.  The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the settlement date.  All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the settlement date.  If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the settlement date, the creation order may be cancelled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the settlement date.  If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the settlement date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom.  A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT.  Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed.  When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.  The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.  However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S.  markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.  The AP will be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account.  An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities.  The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time.  APs will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non- Standard Charges may also apply.  The delivery of Creation Units so created generally will occur no later than the settlement date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. The Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for the Fund is $1,200.

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from the Fund.  Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time.  Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act.  For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day.  EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.  Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges.  If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder.  Notwithstanding the foregoing, at the Trust’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD.  Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof.  In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Fund may incur costs such as brokerage costs or taxable gains or losses that the Fund might not have incurred if the redemption had been made in-kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Fund is $1,200.

PROCEDURES FOR REDEMPTION OF CREATION UNITS.  Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement.  A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement.  If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement.  Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement.  Investors making a redemption request should be aware that such request must be in the form specified by such AP.  Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.  Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES.  In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.  Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.  However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S.  markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form.  If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).  The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash.  The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.  An AP may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

PORTFOLIO HOLDINGS INFORMATION

The Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the Exchange at www.tweedyetfs.com.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus titled “HOW TO BUY AND SELL SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of the Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by the National Association of Securities Dealers Automated Quotations (“NASDAQ”). If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value by the Adviser, as the Fund’s valuation designee, as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

The values of securities held by the Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Trust each fiscal year to distribute substantially all of the Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Fund will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Fund at NAV. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, each as in effect on the date of the Prospectus and this SAI, respectively. Future legislative or administrative changes or court decisions may significantly alter the statements included therein and herein, and any such changes or decisions may be retroactive. The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of (1) any one issuer, (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax (which may include interest or penalties) or excise tax (as discussed below) in respect of the shortfall or, if the shortfall is large enough and the Fund does not satisfy the 90% distribution requirement described above, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions of capital gains) to the extent of the Fund’s current or accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, the Fund may designate the retained amount as undistributed capital gains in a written notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Certain of the Fund’s hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not be treated as qualifying income for purposes of the 90% gross income test described above. These rules could therefore affect the character, amount and timing of distributions to shareholders and the Fund’s status as a regulated investment company. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

The Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to any non-U.S. taxes paid by the Fund.

Loss Carryforwards

For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years.

State and Local Taxes

Although the Fund intends to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser has engaged the Sub-Adviser to perform certain responsibilities with respect to portfolio transactions and brokerage, as described below. On a daily basis, the Sub-Adviser may trade portfolio securities on behalf of a Fund, and may select broker-dealers to execute purchase and sale transactions. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

In addition, the Sub-Adviser may place a combined order for two or more accounts they manage, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated by the Sub-Adviser in a manner that it deems equitable to, and consistent with its fiduciary obligations to, each participant under the circumstances. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund because the joint execution of orders could adversely affect the price or volume of the security that a Fund may obtain. The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser and the Sub-Adviser believe that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser and the Sub-Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser rely on their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Fund’s policies, the Sub-Adviser conducts trades on behalf of the Fund and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Sub-Adviser may face a potential conflict of interest if it were to use client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) of the Exchange Act permits the Adviser or the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, including the Fund, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a fund whose trades generated the soft dollars used to purchase such products. The Sub-Adviser does not currently use Fund assets for, or participate in, third-party soft dollar arrangements or receive proprietary research from full service brokers. The Sub-Adviser also does not “pay up” for the value of any such proprietary research. If, in the future, the Sub-Adviser were to obtain brokerage and research services from broker-dealers, it would do so in arrangements that are consistent with Section 28(e) of the Exchange Act.

No brokerage commission information is provided since the Fund had not commenced operations prior to the date of this SAI.

PROXY VOTING PROCEDURES

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Adviser has adopted proxy voting policies and procedures (“Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund’s shareholders and those of the Adviser. A copy of the Proxy Voting Policies and Procedures is included under Appendix B.

Each year, the Fund will make available the actual voting records relating to portfolio securities held by the Fund during the 12-month period ending June 30 without charge, upon request by calling 1-800-617-0004, or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy-voting policies and procedures is available by calling 1-800-617-0004 and will be sent within three business days of receipt of a request.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

GENERAL INFORMATION

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Fund will not transact business with any person or legal entity and beneficial owner, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm of the Fund. The independent registered public accounting firm is responsible for conducting the annual audit of the Fund’s financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent.

Custodian

U.S. Bank, N.A, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (the “Custodian”) of the Fund’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

Administrator

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Fund. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Custodian and Fund Services are affiliates.

No administration fee information is provided since the Fund had not commenced operations prior to the date of this SAI.

Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

FINANCIAL STATEMENTS

As the Fund had not commenced operations prior to the date of this SAI, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

1.	A long-term rating can also be used to rate an issue with short maturity.

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

h        Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h        Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction

Policy

Tweedy, Browne Company LLC (“TBC”) exercises a voice on behalf of its clients in matters of corporate governance through the proxy voting process. At TBC, we take our responsibilities very seriously and believe the right to vote proxies is a significant asset of our clients.

The procedures in this policy apply to all proxy voting matters concerning securities in the Tweedy, Browne Funds (the “Funds”).

Because our sole interest is protecting our clients’ assets, when we take action, we place our clients’ interests and rights as shareholders first. The reason we acquire and hold a company’s equity security is that we expect it will prove to be a good investment. Our consideration of proxy issues, therefore, is focused on the investment implications of each issue.

In this context, TBC exercises the rights of its clients as shareholders primarily by voting on proposals set forth in proxy statements for annual and special meetings of portfolio companies. Our proxy review process, which has been in place for many years, is both thorough and objective. The overall objective is to increase shareholder economic value over time.

General Voting Positions

Under its investment philosophy, TBC generally invests client funds in a company only if TBC believes that the company’s management seeks to serve shareholders’ best interests. Because TBC generally has confidence in the managements of the companies in which it invests, it believes that management decisions and recommendations on issues such as proxy voting generally are likely to be in shareholders’ best interests. Thus, on most issues, our votes are cast in accordance with the recommendations of company management. However, TBC may vote against management’s position in certain circumstances, including when we believe management’s position on an issue is not in the best interests of our clients.

In considering its voting position on all matters submitted to a vote of stockholders (other than routine matters not likely to have an impact on the value of the issuer’s securities), TBC considers relevant information available to TBC with respect to the company and the proposal, including information submitted by proponents and opponents, if any, of the issuer’s positions.

TBC may abstain from voting proxies in various circumstances. TBC may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Funds, such as when foreign proxy issuers impose unreasonable voting or holding requirements. For example, in certain non-U.S. markets where share blocking applies (see attached Exhibit A), TBC generally does not vote on routine matters due to share blocking restrictions, as the potential impact on our ability to sell the shares outweighs the economic value of the vote. However, votes are considered on a case-by-case basis, and TBC may determine to vote shares on a material issue if the importance of the issue outweighs the downside of share blocking.

Voting Agent: Institutional Shareholder Services

TBC retains Institutional Shareholder Services (“ISS”) to serve as the voting agent for all domestic and global securities owned by and held by the Funds. TBC is responsible for coordinating with the Funds’ custodian relating to the Funds’ portfolio securities to ensure that the proxy votes are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the guidelines contained in these Proxy Voting Policies and Procedures. The proxy voting service will refer proxy questions to TBC for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis.

Records are maintained by ISS and forwarded to TBC electronically by issuer and by client account. Generally speaking, unless a client specifies otherwise, all accounts are managed on the same basis and the firm votes shares held by all of its accounts in the same manner. In matters that are likely to have an impact on the value of the issuer’s security and in the rare event that ISS has not received a particular proxy, ISS will call the Funds’ custodian and request the proxy.

In order to assure ourselves that we are aware of all outstanding non-routine matters, ISS has been instructed to contact TBC via telephone or otherwise to obtain voting directions for all annual or extraordinary shareholder meetings that have an agenda which includes such proposals as cumulative voting, poison pills, mergers, shareholder corporate governance proposals, Chinese walls, stock splits, and new classes of stock or increased authorizations with unspecified voting/shareholder rights, as well as meetings in all share blocking jurisdictions (see discussion above).

The Investment Committee

The Investment Committee is comprised of John D. Spears, Thomas H. Shrager, Robert Q. Wyckoff, Jr., Roger R. de Bree, Jay Hill, Frank H. Hawrylak and Andrew Ewert. The Investment Committee, in consultation with TBC’s in-house staff of analysts, may meet to discuss TBC’s view/opinion with respect to a particular item on an issuer’s agenda in order to determine how to vote the relevant proxies in order to best serve the interests of the Funds. The Investment Committee will carefully review non-routine matters with the same degree of prudence and care with which it makes stock selections for the Funds. TBC may, from time to time, discuss its views and seek such independent legal, financial or other advice as it may determine necessary for purposes of making an independent decision. TBC will also at times consider ISS’s position on certain proposals. In all cases, however, the ultimate decision rests with the fiduciaries who serve on the Investment Committee.

II.       Conflicts of Interest Between TBC and Clients Regarding Proxy Voting

TBC is majority owned (through a subsidiary) by Affiliated Managers Group, Inc. (“AMG”), an asset management company with equity investments in numerous investment management firms (the “Affiliates”). TBC does not purchase AMG’s securities for client portfolios. Each AMG Affiliate makes its own investment and proxy voting decisions, which are not communicated to AMG or the other Affiliates.

TBC’s only business is the investment advisory business. TBC does not engage in any investment banking or corporate finance activity, nor does it produce research for publication or sale. TBC is not affiliated with any firm outside of the securities business. Furthermore, TBC employees generally may not participate in any outside for-profit business activity, except with the Firm’s prior written consent. Therefore, it is unlikely that proxy voting would present TBC with a conflict of interest between the interests of the Firm and/or its employees and the interests of its clients.

Potential Conflicts

Nevertheless, potential conflicts may arise. For example: (a) if TBC manages a portfolio (or is actively seeking to manage a portfolio) for a proxy issuer or its senior officers or directors and also owns that company’s securities in a Fund; or (b) if a senior investment officer or analyst of TBC has a familial or personal relationship with a senior executive or Board member of a proxy issuer or with persons or entities making a shareholder proposal requiring a vote of a company whose security is owned in a Fund’s portfolio; or (c) in the rare occurrence, if TBC places a representative on a board.

In order to track these possible conflicts, TBC maintains a database of all public companies that employ the spouse or children living at home of TBC’s senior investment officers and analysts and all public companies for which TBC manages assets or is actively seeking to manage assets. This database will be periodically checked against TBC’s portfolios so that any possible conflicts can be identified.

Members of the Investment Committee, as well as research analysts, should be aware of the potential for conflicts when considering proxy voting. If a potential for conflict is perceived, the Legal and Compliance Department should be consulted.

Procedures

In the unlikely event that a potential conflict does arise between the interests of the Firm and/or its employees and the Funds, TBC shall implement the following procedures:

1. If the perceived conflict of interest involves an individual member of the Investment Committee or research analyst, the Legal and Compliance Department will, in consultation with the non-conflicted members of the Investment Committee, determine if the conflict is material to the particular proxy issue being considered. If it is determined that the conflict is material, the conflicted Investment Committee member or research analyst shall recuse himself or herself from communicating with any member of the Investment Committee or research analyst about the proxy issue. The remaining members of the Investment Committee will decide how to vote the proxy and relay the decision to the Legal and Compliance Department. The Legal and Compliance Department will process the vote in the customary manner and will retain a written record of the perceived conflict of interest, the recusal of the conflicted Investment Committee member or research analyst, and the resulting vote.

2. If the perceived conflict of interest involves TBC or AMG’s Affiliates, the Legal and Compliance Department will, in consultation with the Management Committee, determine if the conflict is material. If it is determined that the conflict is material, the Investment Committee will have no further input on the particular proxy vote. The Legal and Compliance Department will make and maintain a written record of the conflict of interest. The Legal and Compliance Department shall receive a written representation from ISS that ISS will disclose any business relationship it may have with the issuer in question, and a statement that ISS has complied with its Policies, Procedures and Practices Regarding Potential Conflicts of Interest (available on ISS’ website). The Legal and Compliance Department shall also maintain a written record of the manner in which the proxy vote was handled.

3. Another possible conflict involves the voting of shares issued by a TBC-managed mutual fund that are held in client accounts at TBC. In this case, TBC will cause the proxies to be “mirror voted” in the same proportion as the votes of other proxy holders whose shares are not held in TBC client accounts.

III.       Overview of TBC’s Policies Regarding Commonly Raised Proxy Voting Issues

A number of recurring issues can be identified with respect to the governance of a company and actions proposed by that company’s Board. In evaluating issues, the Investment Committee may consider information from many sources, including the research analyst covering the particular stock, management of a company presenting a proposal, shareholder groups, and independent proxy research services such as ISS. Of course, the final decision on proxy voting issues remains with the Investment Committee.

On occasion, TBC has taken extraordinary steps to pursue voting rights on behalf of its clients and has sponsored shareholder proposals at annual shareholder meetings. In one such instance, TBC devoted months working with outside counsel in an attempt to ensure that its clients received the proper shareholder rights, which illustrates the importance TBC places on pursuing voting rights for its clients. TBC is diligent regarding the voting process and the rights of shareholders to influence management of companies, when appropriate. For example, TBC was successful in placing a resolution before the annual shareholder meeting of a large multinational issuer, which requested that management work expeditiously to separate the issuer’s diverse lines of business for the purpose of maximizing shareholder value.

The instances cited above are not typical; however, they do demonstrate the gravity with which TBC views its responsibility to protect its clients’ shareholder rights.

Summarized below are general guidelines that TBC follows regarding some issues most frequently raised in proxy statements.

Election of an Issuer’s Board of Directors

TBC believes that good governance begins, to the extent possible within the corporate ownership structure of a particular issuer, with a Board of Directors that includes independent directors not encumbered by material ties to management, all of whose members are elected periodically. In addition, crucial Board committees should, to the extent possible within the corporate ownership structure of a particular issuer, be majority independent.

●	We will generally support the election of Directors that result in a Board that meets local requirements for independence.
●	We will generally withhold votes for or vote against non-independent Directors whose election will result in an audit, compensation, and/or nominating committee that is not majority independent.
●	We will hold Directors accountable for the actions of the committees on which they serve. For example, we will generally withhold votes for or vote against nominees who approve or propose arrangements that we believe would have the effect of diminishing shareholder value.
●	We will generally vote in favor of efforts to ensure that shareholders periodically elect a full slate of Directors.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include some closely related activities that do not raise any appearance of impaired independence.

●	We will generally vote against proposed auditors where non-audit fees make up what we believe to be a material amount of the total fees paid by an issuer to an audit firm.

●	We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company (regardless of its size relative to the audit fee) to determine whether we believe independence has been compromised. If we believe auditor independence has been compromised, we will vote against the auditor.

Management/Executive Compensation, Including Equity-based Compensation Plans

One of the key components in attracting and retaining talented management is compensation. Therefore, we will generally vote against proposals to restrict employee compensation. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the Board of Directors and company management. However, share option plans generally must meet our guidelines for such plans as discussed below.

Our goal is to assure that a company’s equity-based compensation plan is aligned with the shareholders’ long-term interests. We believe that, when well designed, equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. However, we generally oppose plans that have features that we view as objectionable, features which generally would substantially dilute the shareholders’ interest in a company or result in providing participants with excessive awards. Accordingly:

● We will generally support measures intended to increase long-term stock ownership by executives, including features that require corporate officers to hold a certain minimum of stock in the company, or require stock acquired as the result of option exercises be held for minimum periods of time. We also will support expensing the fair value of option grants, which may give further incentive to companies to favor stock grants over option grants.

● We will generally vote against those plans that, in light of all other existing compensation plans of the company, we believe would directly or indirectly result in material dilution of shareholders’ interests.

● We will generally vote against plans that have any of the following features:

● Ability to re-price “underwater” options

● Ability to issue options with an exercise price below the stock’s current market price

● Ability to issue reload options

● Ability to reward management as a result of a takeover attempt, such as golden parachutes

● Automatic share replenishment features.

Corporate Structure and Shareholder Rights

We believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to a corporation’s by-laws by a majority vote.

● We will generally support proposals to remove super-majority voting requirements. We will generally vote against proposals to impose super-majority requirements.

● We will generally vote for proposals to lower barriers to shareholder action (e.g., proposals to expand rights to call special meetings and proposals to expand rights to act by written consent).

● We will consider proposals involving separate classes of stock with disparate voting rights on a case by case basis. Due to long standing custom and practice, these features are more common in foreign markets.

● We will generally vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote. We would generally not vote in favor of these plans unless we are convinced that the long-term interests of shareholders would benefit from instituting such a plan.

● We will generally vote against proposals that make it more difficult for a company to be taken over by outsiders, and in favor of proposals to do the opposite. The reason for this is that we believe that corporate management should be subject at all times to the incentives and punishments of the market, not insulated from them.

Increase in Authorized Capital/Preferred Stock

● We will generally vote for these proposals in the absence of unusual circumstances. There are many business reasons for companies to increase their authorized capital. The additional shares often are intended to be used for general corporate purposes, e.g., to raise new investment capital for acquisitions, stock splits, recapitalizations or debt restructurings.

● We will carefully review proposals to authorize new issues of preferred shares. We recognize that new issues of authorized shares can provide flexibility to corporate issuers as the shares can be issued quickly without further shareholder approval in connection with financings or acquisitions. Therefore, generally we will not oppose proposals to authorize the issuance of preferred shares. We will, however, scrutinize any such proposals which give the Board the authority to assign disproportionate voting rights at the time the shares are issued.

Changing State of Incorporation

● We will generally vote against proposals to move the company to another state less favorable to shareholders’ interests.

Corporate and Social Policy Issues

We believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s Board of directors. Proposals in this category typically request that the company disclose or amend certain business practices.

● We evaluate social and environmental policy proposals on a case-by-case basis, generally voting in favor of proposals that we believe have important beneficial economic implications for the company.

IV.       Disclosure

These policies and procedures will be disclosed in the Statement of Additional Information filed by The RBB Fund Trust. The RBB Fund Trust and TBC will file with the SEC and make available to Fund shareholders, upon request, the records of the Funds’ proxy votes. The Funds will disclose in their annual and semi-annual reports to shareholders the procedures by which shareholders may obtain proxy voting records.

V.       Recordkeeping

TBC’s Legal and Compliance Department maintains a record of proxy voting decisions made by the Investment Committee.

TBC will maintain for five years: these proxy voting policies and procedures and records of all votes cast. TBC will obtain an undertaking from ISS to maintain, on behalf of TBC, all proxy statements received in respect of TBC client proxies and records of all votes cast.

TBC will also maintain for five years: (a) records of any document created by TBC that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision and (b) records of clients’ oral or written requests for information on proxy voting and copies of TBC’s written responses to any such requests.

SHAREBLOCKING MATRIX

Country	Shareblocking Start Period	Shareblocking End Period	Impact of Second Calls	Notes
Argentina	Generally 3 business days prior to meeting date.	1 business day following successful conclusion of the meeting.	If a meeting goes to 2nd call, shareholder must re-submit instructions.
Curacao (Netherlands Antilles)	Varies by Issuer	1 business day following successful conclusion of the meeting.	Not applicable.	Curacao is not a shareblocking market, however shareblocking practices may vary depending on the underlying country of issue.
Egypt	Generally 3-5 business days prior to meeting date.	1 business day following successful conclusion of the meeting.	Not applicable.
Iceland	Varies by Subcustodian.	1 business day following record date.		Shares are blocked if instructions are received before the record date (record date can be set to just one day prior to the meeting date, therefore, blocking could occur from the time the vote instruction is sent through one day prior to the meeting date). Not all sub-custodians block shares.
Kazakhstan	Varies by Issuer	1 business day following successful conclusion of the meeting.	Not applicable.	Kazakhstan is not a shareblocking market, however shareblocking practices may vary depending on the underlying country of issue.
Lebanon	Varies by Issuer	1 business day following successful conclusion of the meeting.	Not applicable.	Lebanon is not a shareblocking market, however shareblocking practices may vary depending on the underlying country of issue.
Luxembourg	Varies by Issuer	1 business day following successful conclusion of the meeting.	If a meeting goes to 2nd call, shareholders may need to re-submit instructions.	Share-blocking is no longer in effect for listed companies. Un-listed companies and UCITS are not required to comply with the EU Directive and therefore, share-blocking may still apply to those issuers.
Mauritius	Varies by Issuer	1 business day following successful conclusion of the meeting.	Not applicable.	Blocking is not a usual market practice, but can apply if specified by the issuer.
Morocco	Generally 5 business days prior to meeting date.	1 business day following successful conclusion of the meeting.	Not applicable.
Norway	Varies by Subcustodian.	1 business day following successful conclusion of the meeting.	Not applicable.	Norway is de facto a share blocking market, as some custodians / subcustodians freeze the shares as part of the share re-registration process.
Switzerland	Varies by Issuer	1 business day following successful conclusion of the meeting.	Not applicable.	Generally speaking, only bearer-type shares are subject to blocking. However, some local subcustodians block all types of shares while others do not block any types of shares.

THE RBB FUND TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)	Certificate of Trust(1)

	(2)	Amended and Restated Agreement and Declaration of Trust dated October 21, 2015(2)

	(3)	Certificate of Amendment to Certificate of Trust(6)

(b)		Bylaws, as amended(5)

(c)		Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws

(d)		Investment Advisory Agreement Contracts

	(1)	Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC (18)

	(2)	Form of Expense Limitation Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC(17)

	(3)	Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC(11)

	(4)	Expense Limitation Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC(11)

	(5)	Investment Advisory Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC)(11)

	(6)	Expense Limitation Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC)(11)

	(7)	Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners(15)

	(8)	Expense Limitation Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is filed herewith.

	(9)	Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC(15)

(10)	Investment Sub-Advisory Agreement (First Eagle ETFs) among Registrant, First Eagle Investment Management, LLC, and Exchange Traded Concepts, LLC(15)

(11)	Expense Limitation Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC(15)

(12)	Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC(16)

(13)	Investment Sub-Advisory Agreement (Tweedy, Browne Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC(16)

(14)	Investment Advisory Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC(19)

(15)	Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company(20)

(16)	Investment Sub-Advisory Agreement (Twin Oak Enhanced Credit ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC(21)

(17)	Expense Limitation Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company(21)

(18)	Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company(21)

(19)	Investment Sub-Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC (21)

(20)	Expense Limitation Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company(21)

(21)	Investment Advisory Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC will be filed by amendment.

(22)	Investment Sub-Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Mitsubishi UFJ Trust and Banking Corporation will be filed by amendment.

(23)	Investment Trading Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Exchange Traded Concepts, LLC will be filed by amendment.

(24)	Investment Advisory Agreement (Gladius ETFs) between Registrant and Gladius Capital Management LP will be filed by amendment.

(25)	Investment Sub-Advisory Agreement (Gladius ETFs) between Gladius Capital Management LP and Vident Advisory, LLC (d/b/a Vident Asset Management) will be filed by amendment.

(26)	Form of Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC is filed herewith.

	(27)	Form of Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC is filed herewith.

(e)	(1)	Distribution Agreement (Penn Capital Funds) between the Registrant and Foreside Fund Services, LLC(2)

	(2)	Distribution Agreement Novation (Penn Capital Funds) between the Registrant and Foreside Fund Services, LLC(3)

(3)	Amendment to Distribution Services Agreement (Penn Capital Funds) between the Registrant and Foreside Fund Services LLC dated June 24, 2021(5)

(4)	Novation Agreement (Penn Capital Funds) between Registrant and Foreside Funds Services, LLC(6)

(5)	First Amendment to Distribution Agreement (Penn Capital Funds) between Registrant and Foreside Funds Services, LLC (12)

(6)	Distribution Agreement between the Registrant and Quasar Distributors, LLC(8)

(7)	First Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(13)

	(8)		Second Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(7)

	(9)		Third Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(14)

	(10)		ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC (10)

	(11)		Amendment to ETF Distribution Agreement dated September 27, 2024(15)

	(12)		Amendment to ETF Distribution Agreement dated January 29, 2025(18)

	(13)		Amendment to ETF Distribution Agreement dated May 15, 2025(22)

	(14)		Amendment to ETF Distribution Agreement will be filed by amendment.

(f)			Bonus or Profit Sharing Contracts – Not Applicable

(g)	(1)	(i)	Custody Agreement between the Registrant and U.S. Bank National Association(2)

		(ii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated July 17, 2017(4)

		(iii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 24, 2021(5)

(iv)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated July 22, 2022(8)

(v)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated December 7, 2022(7)

(vi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated December 28, 2022(11)

(vii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated October 22, 2024(15)

		(viii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated February 21, 2025(18)

		(ix)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated May 16, 2025(22)

		(x)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 11, 2025(23)

		(xi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association will be filed by amendment.

(h)		Other Material Contracts

	(1)	(i)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

		(ii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

		(iii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

		(iv)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 2, 2021(8)

		(v)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022(8)

		(vi)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

		(vii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

		(viii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(15)

(ix)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(18)

(x)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(22)

(xi)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(23)

(xii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(2)	(i)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(ii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

	(iii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

	(iv)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 22, 2022(8)
	(v)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

	(vi)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

	(vii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(15)

	(viii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(18)

	(ix)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(22)

	(x)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(23)

	(x1)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(3)	(i)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(ii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

(iii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

(iv)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022(8)

(v)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

		(vi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

		(vii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(15)

		(viii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(18)

		(ix)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(22)

		(x)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(23)

		(xi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

	(4)		Form of Shareholder Servicing Plan(2)

(i)	(1)		Opinion and Consent of Counsel relating to the Penn Capital Mid Cap Core Fund (formerly, Penn Capital Small/Mid Cap Equity Fund), Penn Capital Special Situations Small Cap Equity Fund (formerly, Penn Capital Small Cap Equity Fund), and Penn Capital Opportunistic High Income Fund (formerly, Penn Capital Opportunistic High Yield Fund)(2)

(2)	Opinion and Consent of Counsel relating to the Penn Capital Short Duration High Income Fund (formerly, Penn Capital Defensive Short Duration High Income Fund)(3)

(3)	Opinion of Counsel relating to the Torray Fund(7)

(4)	Opinion of Counsel relating to the P/E Global Enhanced International Fund(8)

(5)	Opinion of Counsel relating to the Longview Advantage ETF(14)

(6)	Opinion of Counsel relating to the First Eagle ETFs(15)

(7)	Opinion of Counsel relating to the Tweedy, Browne Insider + Value ETF(16)

(8)	Opinion of Counsel relating to the Advent Convertible Bond ETF(19)

(9)	Opinion of Counsel relating to the Twin Oak Enhanced Credit ETF(20)

(10)	Opinion of Counsel relating to the Twin Oak Active Opportunities II ETF, the Twin Oak Active Opportunities III ETF and the Twin Oak Endure ETF(21)

(11)	Opinion of Counsel relating to the MUFG Japan Small Cap Active ETF(23)

(12)	Opinion of Counsel relating to Gladius ETFs will be filed by amendment.

(13)	Opinion of Counsel relating to Tweedy, Browne International Insider + Value ETF is filed herewith.

(14)	Consent of Counsel is filed herewith.

(j)		Not Applicable.

(k)		Omitted Financial Statements – Not Applicable.

(l)	(1)	Initial Capital Agreement (Penn Capital Funds)(2)

	(2)	Initial Capital Agreement (P/E Global Enhanced International Fund)(9)

	(3)	Initial Capital Agreement (Torray Fund)(7)

	(4)	Initial Capital Agreement (Longview Advantage ETF) (18)

	(5)	Initial Capital Agreement (First Eagle ETFs)(15)

	(6)	Initial Capital Agreement (Tweedy, Browne Insider + Value ETF)(16)

	(7)	Initial Capital Agreement (Advent Convertible Bond ETF)(19)

	(8)	Initial Capital Agreement (Twin Oak Enhanced Credit ETF)(23)

	(9)	Initial Capital Agreement (Twin Oak Endure ETF)(22)

	(10)	Form of Initial Capital Agreement (Twin Oak Active Opportunities II ETF and the Twin Oak Active Opportunities III ETF)(21)

	(11)	Initial Capital Agreement (MUFG Japan Small Cap Active ETF)(23)

	(12)	Initial Capital Agreement (Gladius ETFs) will be filed by amendment.

	(13)	Initial Capital Agreement (Tweedy, Browne International Insider + Value ETF) is filed herewith.

(m)		Rule 12b-1 Plans

	(1)	Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Class A)(8)

	(2)	Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Investor Class)(8)

(n)		Amended Rule 18f-3 Plan will be filed by amendment.

(o)		Reserved.

(p)		Code of Ethics

	(1)	Code of Ethics of Registrant(5)

	(2)	Code of Ethics of Penn Capital Management Company, LLC(19)

	(3)	Code of Ethics of Foreside Financial Group, LLC(5)

	(4)	Code of Ethics of P/E Global LLC(14)

	(5)	Code of Ethics of Torray Investment Partners(15)

(6)	Code of Ethics of Hill Investment Group Partners, LLC d/b/a Longview Research Partners(14)

(7)	Code of Ethics of First Eagle Investment Management, LLC(18)

(8)	Code of Ethics of Exchange Traded Concepts, LLC (18)

(9)	Code of Ethics of Tweedy, Browne Company LLC(16)

(10)	Code of Ethics of Advent Capital Management, LLC(19)

(11)	Code of Ethics of Twin Oak ETF Company(20)

(12)	Code of Ethics of Clearbrook Investment Consulting, LLC(23)

(13)	Code of Ethics of Mitsubishi UFJ Trust and Banking Corporation will be filed by amendment.

(14)	Code of Ethics of Gladius Capital Management LP will be filed by amendment.

(15)	Code of Ethics of Vident Advisory, LLC will be filed by amendment.

(1)	Incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 13, 2014.
(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Registration Statement No. 3 on Form N-1A as filed with the SEC via EDGAR on November 18, 2015.
(3)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 6 on Form N-1A as filed with the SEC via EDGAR on July 14, 2017.
(4)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 8 on Form N-1A as filed with the SEC via EDGAR on October 27, 2017.
(5)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 15 on Form N-1A as filed with the SEC via EDGAR on October 29, 2021.
(6)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 16 on Form N-1A as filed with the SEC via EDGAR on August 16, 2022.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 28 on Form N-1A as filed with the SEC via EDGAR on December 9, 2022.
(8)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 31 on Form N-1A as filed with the SEC via EDGAR on December 15, 2022.
(9)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2022.
(10)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 33 on Form N-1A as filed with the SEC via EDGAR on December 27, 2022.
(11)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 34 on Form N-1A as filed with the SEC via EDGAR on December 30, 2022.
(12)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 36 on Form N-1A as filed with the SEC via EDGAR on April 26, 2023.
(13)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 39 on Form N-1A as filed with the SEC via EDGAR on December 21, 2023.
(14)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 44 on Form N-1A as filed with the SEC via EDGAR on September 13, 2024.
(15)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 49 on Form N-1A as filed with the SEC via EDGAR on December 13, 2024.
(16)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 50 on Form N-1A as filed with the SEC via EDGAR on December 18, 2024.
(17)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 54 on Form N-1A as filed with the SEC via EDGAR on January 31, 2025.
(18)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 55 on Form N-1A as filed with the SEC via EDGAR on March 14, 2025.
(19)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 56 on Form N-1A as filed with the SEC via EDGAR on April 11, 2025.
(20)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 61 on Form N-1A as filed with the SEC via EDGAR on May 27, 2025.
(21)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 62 on Form N-1A as filed with the SEC via EDGAR on May 30, 2025.
(22)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 63 on Form N-1A as filed with the SEC via EDGAR on June 11, 2025.
(23)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 64 on Form N-1A as filed with the SEC via EDGAR on July 2, 2025.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Indemnification of Registrant’s Trustees, officers, advisor, distributor, custodian, administrator, transfer agent and accounting services provider against certain stated liabilities is provided for in the following documents:

(a) Section 12 of the Form of Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC in exhibit (d)(1), as previously filed and incorporated herein by reference.

(b) Section 12 of the Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC in exhibit (d)(3), as previously filed and incorporated herein by reference.

(c) Section 12 of the Investment Advisory Agreement (Torray Fund) between the Registrant and Torray, LLC in exhibit (d)(5), as previously filed and incorporated herein by reference.

(d) Section 12 of the Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners in exhibit (d)(7), as previously filed and incorporated herein by reference.

(e) Section 12 of the Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC in exhibit (d)(9), as previously filed and incorporated herein by reference.

(f) Section 12 of the Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC in exhibit (d)(12), as previously filed and incorporated herein by reference.

(g) Section 12 of the Investment Advisory Agreement (Advent Convertible Bond ETF) between the Registrant and Advent Convertible Bond ETF in exhibit (d)(14), as previously filed and incorporated herein by reference.

(h) Section 12 of the Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between the Registrant and Twin Oak ETF Company in exhibit (d)(15), as previously filed and incorporated herein by reference.

(i) Section 12 of the Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between the Registrant and Twin Oak ETF Company in exhibit (d)(18), as previously filed and incorporated by reference.

(j) Sections 7 and 8 of the Distribution Agreement (Penn Capital Funds) in exhibit (e)(1), as previously filed and incorporated herein by reference.

(k) Sections 9 and 10 of the Distribution Agreement in exhibit (e)(6), as previously filed and incorporated herein by reference.

(l) Article X, Section 10.01 of the Custody Agreement in exhibit (g)(1)(i), as previously filed and incorporated herein by reference.

(m) Section 6 of the Fund Administration Servicing Agreement in exhibit (h)(1)(i), as previously filed and incorporated herein by reference.

(n) Section 8 of the Transfer Agent Servicing Agreement and Exhibit C thereto in exhibit (h)(2)(i), as previously filed and incorporated herein by reference.

(o) Section 9 of the Fund Accounting Servicing Agreement in exhibit (h)(3)(i), as previously filed and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Advisers

Advent Capital Management, LLC, the investment adviser to the Advent Convertible Bond ETF, is a registered investment advisor. For additional information, please see Advent Capital Management, LLC’s Form ADV (SEC File No. 801-60263), incorporated herein by reference, which sets forth the directors and officers of Advent Capital Management, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Advent Capital Management, LLC and its directors and officers during the past two years.

Clearbrook Investment Consulting, LLC, the investment adviser to the MUFG Japan Small Cap Active ETF, is a registered investment advisor. For additional information, please see Clearbrook Investment Consulting, LLC’s Form ADV (SEC File No. 801-56832), incorporated herein by reference, which sets forth the directors and officers of Clearbrook Investment Consulting, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Clearbrook Investment Consulting, LLC and its directors and officers during the past two years.

First Eagle Investment Management, LLC, the investment adviser to the First Eagle Global Equity ETF and First Eagle Overseas Equity ETF, is a registered investment advisor. For additional information, please see First Eagle Investment Management, LLC’s Form ADV (SEC File No. 801-50659), incorporated herein by reference, which sets forth the directors and officers of First Eagle Investment Management, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by First Eagle Investment Management, LLC and its directors and officers during the past two years.

Gladius Capital Management LP, the investment adviser to the Wayfinder ETFs, is a registered investment advisor. For additional information, please see Gladius Capital Management LP’s Form ADV (SEC File No. 801-70841), incorporated herein by reference, which sets forth the directors and officers of Gladius Capital Management LP and information as to any business, profession, vocation or employment of a substantial nature engaged in by Gladius Capital Management LP and its directors and officers during the past two years.

Hill Investment Group Partners, LLC, d/b/a Longview Research Partners, the investment adviser to the Longview Advantage ETF, is a registered investment advisor. For additional information, please see Hill Investment Group Partners, LLC d/b/a Longview Research Partners’ Form ADV (SEC File No. 801-120176), incorporated herein by reference, which sets forth the directors and officers of Hill Investment Group Partners, LLC d/b/a Longview Research Partners and information as to any business, profession, vocation or employment of a substantial nature engaged in by Hill Investment Group Partners, LLC d/b/a Longview Research Partners and its directors and officers during the past two years.

P/E Global LLC, the investment adviser to the P/E Global Enhanced International Fund, is a registered investment advisor. For additional information, please see P/E Global LLC’s Form ADV (SEC File No. 801-72133), incorporated herein by reference, which sets forth the directors and officers of P/E Global LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by P/E Global LLC and its directors and officers during the past two years.

Penn Capital Management Company, LLC, the investment adviser to the Penn Capital Short Duration High Income Fund and Penn Capital Special Situations Small Cap Equity Fund, is a registered investment advisor. For additional information, please see Penn Capital Management Company, LLC’s Form ADV (SEC File No. 801-31452), incorporated herein by reference, which sets forth the directors and officers of Penn Capital Management Company, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Penn Capital Management Company, LLC and its directors and officers during the past two years.

Torray Investment Partners LLC, the investment adviser to the Torray Fund, is a registered investment advisor. For additional information, please see Torray Investment Partners LLC’s Form ADV (SEC File No. 801-8629), incorporated herein by reference, which sets forth the directors and officers of Torray Investment Partners LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Torray Investment Partners LLC and its directors and officers during the past two years.

Tweedy, Browne Company LLC, the investment adviser to the Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF, is a registered investment advisor. For additional information, please see Tweedy, Browne Company LLC’s Form ADV (SEC File No. 801-10669), incorporated herein by reference, which sets forth the directors and officers of Tweedy, Browne Company LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Tweedy, Browne Company LLC and its directors and officers during the past two years.

Twin Oak ETF Company, the investment adviser to the Twin Oak Enhanced Credit ETF, Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF, is a registered investment advisor. For additional information, please see Twin Oak ETF Company’s Form ADV (SEC File No. 801-130584), incorporated herein by reference, which sets forth the directors and officers of Twin Oak ETF Company and information as to any business, profession, vocation or employment of a substantial nature engaged in by Twin Oak ETF Company and its directors and officers during the past two years.

Item 32. Principal Underwriter.

(a)(1) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Capital Advisors Growth Fund, Series of Advisors Series Trust
2.	Chase Growth Fund, Series of Advisors Series Trust
3.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
4.	Edgar Lomax Value Fund, Series of Advisors Series Trust
5.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
6.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
7.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
8.	Huber Large Cap Value Fund, Series of Advisors Series Trust
9.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Small Cap Value Fund, Series of Advisors Series Trust
12.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.	PIA BBB Bond Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA High Yield Fund, Series of Advisors Series Trust
19.	PIA MBS Bond Fund, Series of Advisors Series Trust
20.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.	Poplar Forest Partners Fund, Series of Advisors Series Trust
23.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.	Pzena International Value Fund, Series of Advisors Series Trust
26.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust

27.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.	Reverb ETF, Series of Advisors Series Trust
29.	Scharf Fund, Series of Advisors Series Trust
30.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.	The Aegis Funds
36.	Allied Asset Advisors Funds
37.	Angel Oak Funds Trust
38.	Angel Oak Strategic Credit Fund
39.	Barrett Opportunity Fund, Inc.
40.	Brookfield Investment Funds
41.	Buffalo Funds
42.	Cushing® Mutual Funds Trust
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Transformers ETF, Series of ETF Series Solutions
52.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.	Aptus Defined Risk ETF, Series of ETF Series Solutions
55.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions
72.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions

78.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.	Loncar China BioPharma ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.	Opus Small Cap Value ETF, Series of ETF Series Solutions
87.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.	The Acquirers Fund, Series of ETF Series Solutions
89.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.	U.S. Global JETS ETF, Series of ETF Series Solutions
91.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.	US Vegan Climate ETF, Series of ETF Series Solutions
93.	First American Funds, Inc.
94.	FundX Investment Trust
95.	The Glenmede Fund, Inc.
96.	The Glenmede Portfolios
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
118.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
120.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Defender Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series

129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
136.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
137.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.	Reinhart International PMV Fund, Series of Managed Portfolio Series
139.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
142.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
143.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
144.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
150.	Matrix Advisors Funds Trust
151.	Matrix Advisors Value Fund, Inc.
152.	Monetta Trust
153.	Nicholas Equity Income Fund, Inc.
154.	Nicholas Fund, Inc.
155.	Nicholas II, Inc.
156.	Nicholas Limited Edition, Inc.
157.	Oaktree Diversified Income Fund Inc.
158.	Permanent Portfolio Family of Funds
159.	Perritt Funds, Inc.
160.	Procure ETF Trust II
161.	Professionally Managed Portfolios
162.	Prospector Funds, Inc.
163.	Provident Mutual Funds, Inc.
164.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167.	Aquarius International Fund, Series of The RBB Fund, Inc.
168.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
175.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
176.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
177.	F/m 6-Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.	F/m 9-18 Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

179.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.	F/m 5-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.	F/m 7-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
183.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
184.	F/m 20-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
185.	F/m 30-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
186.	F/m 15+ Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
187.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
188.	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, Series of The RBB Fund, Inc.
189.	F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
190.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
191.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
192.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
193.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
194.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
195.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
196.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
197.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
198.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
199.	SGI Enhanced Nasdaq-100 ETF, Series of The RBB Fund, Inc.
200.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
201.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
202.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
203.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
204.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
205.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
206.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
208.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
209.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
210.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
211.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
212.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
213.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
214.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
215.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
216.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
217.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
218.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
219.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
220.	P/E Global Enhanced International Fund, Series of The RBB Fund Trust
221.	Torray Fund, Series of The RBB Fund Trust
222.	Longview Advantage ETF, Series of The RBB Fund Trust
223.	First Eagle Global Equity ETF, Series of The RBB Fund Trust
224.	First Eagle Overseas Equity ETF, Series of The RBB Fund Trust
225.	Tweedy, Browne Insider + Value ETF, Series of The RBB Fund Trust
226.	Tweedy, Browne International Insider + Value ETF, Series of The RBB Fund Trust
227.	Advent Convertible Bond ETF, Series of The RBB Fund Trust
228.	Twin Oak Endure ETF, Series of The RBB Fund Trust
229.	Twin Oak Enhanced Credit ETF, Series of The RBB Fund Trust

230.	Twin Oak Active Opportunities II ETF, Series of The RBB Fund Trust
231.	Twin Oak Active Opportunities III ETF, Series of The RBB Fund Trust
232.	MUFG Japan Small Cap Active ETF, Series of The RBB Fund Trust
233.	RBC Funds Trust
234.	Series Portfolios Trust
235.	Thompson IM Funds, Inc.
236.	TrimTabs ETF Trust
237.	Trust for Advised Portfolios
238.	Barrett Growth Fund, Series of Trust for Professional Managers
239.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
240.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
241.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
242.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
243.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
244.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
245.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
246.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
247.	Jensen Quality Value Fund, Series of Trust for Professional Managers
248.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
249.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
250.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
251.	USQ Core Real Estate Fund
252.	Wall Street EWM Funds Trust

(a)(2) Foreside Fund Services, LLC (“FFS”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	6Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Private Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust

25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cascade Private Capital Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
41.	Clifford Capital International Value Fund, Series of World Funds Trust
42.	Clifford Capital Partners Fund, Series of World Funds Trust
43.	Cliffwater Corporate Lending Fund
44.	Cliffwater Enhanced Lending Fund
45.	Cohen & Steers Infrastructure Fund, Inc.
46.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
47.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
48.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
49.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
50.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
51.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
52.	Davis Fundamental ETF Trust
53.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
54.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
55.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Quantum ETF, Series of ETF Series Solutions
58.	Denali Structured Return Strategy Fund
59.	Direxion Funds
60.	Direxion Shares ETF Trust
61.	Dividend Performers ETF, Series of Listed Funds Trust
62.	Dodge & Cox Funds
63.	DoubleLine ETF Trust
64.	DoubleLine Income Solutions Fund
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	DriveWealth ETF Trust
68.	EIP Investment Trust
69.	Ellington Income Opportunities Fund
70.	ETF Opportunities Trust
71.	Evanston Alternative Opportunities Fund
72.	Exchange Listed Funds Trust
73.	Exchange Place Advisors Trust
74.	FlexShares Trust
75.	Forum Funds

76.	Forum Funds II
77.	Forum Real Estate Income Fund
78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	John Hancock Exchange-Traded Fund Trust
95.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
96.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
97.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
98.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
99.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
100.	Manor Investment Funds
101.	Milliman Variable Insurance Trust
102.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
103.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
104.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
105.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust
106.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
107.	Morgan Stanley ETF Trust
108.	Morningstar Funds Trust
109.	Mutual of America Investment Corporation
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Opportunistic Income Fund
122.	Partners Group Private Income Opportunities, LLC
123.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
124.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Preferred-Plus ETF, Series of Listed Funds Trust
130.	Putnam ETF Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
148.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
149.	Roundhill Video Games ETF, Series of Listed Funds Trust
150.	Rule One Fund, Series of World Funds Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Syntax ETF Trust
163.	Tekla World Healthcare Fund
164.	Tema ETF Trust
165.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
166.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
167.	The 2023 ETF Series Trust
168.	The 2023 ETF Series Trust II
169.	The Community Development Fund
170.	The Finite Solar Finance Fund
171.	The Private Shares Fund
172.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
173.	Third Avenue Trust
174.	Third Avenue Variable Series Trust
175.	Tidal ETF Trust
176.	Tidal Trust II
177.	TIFF Investment Program

178.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
182.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
183.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
184.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
185.	Total Fund Solution
186.	Touchstone ETF Trust
187.	T-Rex 2X Inverse Spot Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2X Long Spot Bitcoin Daily Target ETF, Series of World Funds Trust
189.	TrueShares Active Yield ETF, Series of Listed Funds Trust
190.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
191.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
201.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
202.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
203.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
204.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
205.	U.S. Global Investors Funds
206.	Union Street Partners Value Fund, Series of World Funds Trust
207.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
208.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
209.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
210.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
211.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
212.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
213.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
214.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
215.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
216.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
218.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
220.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
224.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
226.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

229.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
230.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
233.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
234.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
235.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
236.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
237.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
238.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
239.	Volatility Shares Trust
240.	West Loop Realty Fund, Series of Investment Managers Series Trust
241.	Wilshire Mutual Funds, Inc.
242.	Wilshire Variable Insurance Trust
243.	WisdomTree Digital Trust
244.	WisdomTree Trust
245.	WST Investment Trust
246.	XAI Octagon Floating Rate & Alternative Income Term Trust
247.	Penn Capital Special Situations Small Cap Equity Fund, Series of The RBB Fund Trust
248.	Penn Capital Short Duration High Income Fund, Series of The RBB Fund Trust

(b)(1) The following are the Officers and Manager of Quasar, the Registrant’s underwriter. Quasar’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Jennifer A. Brunner	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(b)(2) The following are the Officers and Manager of FFS, the Registrant’s underwriter. FFS’ main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant	The RBB Fund Trust 615 East Michigan Street Milwaukee, Wisconsin 53202

Investment Adviser	Advent Capital Management, LLC 888 Seventh Avenue, 31st Floor New York, New York 10106

Investment Adviser	Clearbrook Investment Consulting, LLC 21 West 46th Street, Suite 1507 New York, New York 10036

Investment Adviser	First Eagle Investment Management, LLC 1345 Avenue of the Americas New York, New York 10105

Investment Adviser	Hill Investment Group Partners, LLC d/b/a Longview Research Partners 190 Carondelet Plaza, Suite 1475 St. Louis, Missouri 63105

Investment Adviser	P/E Global LLC 75 State Street, 31st Floor Boston, Massachusetts 02109

Investment Adviser	Penn Capital Management Company, LLC Navy Yard Corporate Center 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112

Investment Adviser	Torray Investment Partners LLC 7501 Wisconsin Avenue, Suite 750W Bethesda, Maryland 20814

Investment Adviser	Tweedy, Browne Company LLC One Station Place Stamford, Connecticut 06902

Investment Adviser	Twin Oak ETF Company 888 Worchester Street, Suite 200 Wellesley, Massachusetts 02482

Registrant’s Fund Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Underwriter	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills, and State of New Jersey on August 25, 2025.

THE RBB FUND TRUST

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	August 25, 2025
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	August 25, 2025
James G. Shaw

*Gregory P. Chandler	Trustee	August 25, 2025
Gregory P. Chandler

*Lisa A. Dolly	Trustee	August 25, 2025
Lisa A. Dolly

*Nicholas A. Giordano	Trustee	August 25, 2025
Nicholas A. Giordano

*Arnold M. Reichman	Trustee	August 25, 2025
Arnold M. Reichman

*Robert Sablowsky	Trustee	August 25, 2025
Robert Sablowsky

*Brian T. Shea	Trustee	August 25, 2025
Brian T. Shea

*Martha A. Tirinnanzi	Trustee	August 25, 2025
Martha A. Tirinnanzi

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Lisa A. Dolly
Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Brian T. Shea
Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martha A. Tirinnanzi, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Martha A. Tirinnanzi
Martha A. Tirinnanzi

EXHIBIT INDEX

Exhibit No.	Exhibit
(d)(8)	Expense Limitation Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners
(d)(26)	Form of Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC
(d)(27)	Form of Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC
(i)(13)	Opinion of Counsel relating to Tweedy, Browne International Insider + Value ETF
(i)(14)	Consent of Counsel
(l)(13)	Initial Capital Agreement (Tweedy, Browne International Insider + Value ETF)